 UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-8056

Praxis Mutual Funds

(Exact name of registrant as specified in charter)

P.O. Box 483

Goshen, IN 46527

(Address of principal executive offices) (Zip code)

Anthony Zacharski

Dechert LLP

200 Clarendon Street, 27th Floor

Boston, MA 02116

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 977-2947

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Item 1. Schedule of Investments.

Schedule of Portfolio Investments

Praxis Impact Bond Fund

September 30, 2018 (Unaudited)

ASSET BACKED SECURITIES - 2.0%	Coupon	Maturity	Principal Amount	Fair Value
Cal Funding II Ltd. (a)	3.620%	06/25/42	$656,250	$640,508
CLI Funding LLC	2.830%	03/18/28	410,667	399,960
Cronos Containers Program I Ltd.	3.270%	11/18/29	574,074	564,224
Fairway Outdoor Funding LLC (b)	4.212%	10/15/19	415,663	416,332
Global SC Finance II SRL (b)	2.980%	04/17/28	527,083	517,446
Goldman Credit Card Trust	1.600%	09/15/21	2,000,000	1,975,090
Master Credit Card Trust	2.260%	01/21/20	2,000,000	1,979,115
SBA Tower Trust	2.898%	10/15/19	525,000	523,946
SBA Tower Trust	3.448%	03/15/23	1,250,000	1,231,852
SolarCity LMC Series I LLC (b)	4.800%	12/21/26	596,820	599,979
SolarCity LMC Series IV LLC (b)	4.180%	08/21/45	227,154	223,941
Spruce ABS Trust	4.320%	06/15/28	333,660	333,442
Textainer Marine Containers Ltd.	3.720%	05/20/42	654,423	645,182
Toyota Motor Credit Corp.	1.300%	04/15/20	406,903	405,126
Verizon Owner Trust (b)	1.420%	01/20/21	157,096	156,357
TOTAL ASSET BACKED SECURITIES (COST $10,691,860)				$10,612,500

COMMERCIAL MORTGAGE BACKED SECURITIES - 0.6%	Coupon	Maturity	Principal Amount	Fair Value
Commercial Mortgage Pass Through Certificates	3.391%	05/15/45	$937,425	$933,926
Commercial Mortgage Pass Through Certificates	2.853%	10/15/45	1,000,000	972,065
OBP Depositor LLC Trust (b)	4.646%	07/15/45	1,040,000	1,060,187
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (COST $3,106,836)				$2,966,178

MUNICIPAL BONDS - 2.1%	Coupon	Maturity	Principal Amount	Fair Value
American Municipal Power Ohio, Inc., Rev. Taxable-Hydroelectric Projects	7.334%	02/15/28	$1,000,000	$1,226,670
Bridgeport Connecticut Housing Authority	1.850%	12/15/18	40,000	39,888
Cincinnati, Ohio Water System Rev.	6.458%	12/01/34	600,000	624,354
Columbus Multi-High School Building Corp.	6.446%	01/15/30	1,000,000	1,044,130
Findlay City School District	6.250%	12/01/37	270,000	279,110
Houston Independent School District	6.168%	02/15/34	1,000,000	1,012,680

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

MUNICIPAL BONDS - 2.1% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
Indianapolis Public School Multi-School Building	5.731%	07/15/29	$1,500,000	$1,527,525
Massachusetts St.	3.277%	06/01/46	1,500,000	1,340,310
New Jersey St. Housing and Mortgage Finance	2.600%	07/01/23	270,000	262,948
Osceola County Housing Finance Authority Rev.	3.350%	07/01/23	195,000	199,391
St. of Hawaii, Department of Business Economic Development & Tourism	1.467%	07/01/22	339,336	333,462
St. Paul Housing & Redevelopment Authority Rev.	2.993%	07/01/21	1,250,000	1,231,313
Warm Springs Reservation Confederated Tribe	8.250%	11/01/19	795,000	814,263
Wisconsin Department of Transportation	5.837%	07/01/30	800,000	817,664
TOTAL MUNICIPAL BONDS (COST $10,820,311)				$10,753,708

CORPORATE BONDS - 37.8%	Coupon	Maturity	Principal Amount	Fair Value
AIRLINES - 0.4%
British Airways, Series 2013-1 (b)	4.625%	06/20/24	$628,298	$642,434
Delta Air Lines, Inc.	4.950%	05/23/19	574,757	578,350
Delta Air Lines, Inc.	2.875%	03/13/20	435,000	431,481
Southwest Airlines Co.	2.650%	11/05/20	680,000	670,318
				2,322,583
AUTO PARTS - 0.3%
Borgwarner, Inc.	4.625%	09/15/20	1,500,000	1,530,268

BANKS - 4.0%
Axis Bank/Dubai (b)	2.875%	06/01/21	500,000	479,605
Bank of America Corp.	2.151%	11/09/20	1,000,000	978,579
Bank of America Corp.	3.499%	05/17/22	1,000,000	999,451
Bank of America Corp.	3.300%	01/11/23	500,000	493,058
Bank of America Corp.	4.100%	07/24/23	1,000,000	1,019,922
Capital One Financial Corp.	2.500%	05/12/20	1,000,000	987,987
Citigroup, Inc.	2.400%	02/18/20	1,250,000	1,238,147
Citigroup, Inc.	3.875%	10/25/23	1,000,000	1,007,367
Citigroup, Inc.	3.700%	01/12/26	1,750,000	1,697,961
Commonwealth Bank of Australia (b)	2.250%	03/10/20	1,500,000	1,480,805
Discover Bank/Greenwood DE	3.100%	06/04/20	1,750,000	1,738,979

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS - 37.9% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
BANKS - 4.0% (Continued)
JPMorgan Chase & Co.	2.250%	01/23/20	$1,500,000	$1,484,650
JPMorgan Chase & Co.	4.625%	05/10/21	500,000	515,751
JPMorgan Chase & Co.	3.250%	09/23/22	1,500,000	1,486,738
Mitsubishi UFJ Financial Group	2.527%	09/13/23	1,250,000	1,175,041
National Australia Bank, New York Branch	3.625%	06/20/23	1,500,000	1,491,719
Sumitomo Mitsui Banking Corp.	2.450%	10/20/20	1,250,000	1,227,247
Toronto-Dominion Bank	1.850%	09/11/20	1,575,000	1,539,253
				21,042,260
BIOTECHNOLOGY - 0.5%
Biogen, Inc.	2.900%	09/15/20	1,000,000	994,820
Celgene Corp.	2.875%	08/15/20	1,250,000	1,241,793
Gilead Sciences, Inc.	3.650%	03/01/26	500,000	491,000
				2,727,613
BUILDING MATERIALS - 0.2%
Carlisle Cos., Inc.	3.500%	12/01/24	1,250,000	1,197,325

BUILDING PRODUCTS - 0.3%
Masco Corp.	3.500%	04/01/21	482,000	481,744
Owens Corning	4.200%	12/01/24	1,000,000	990,417
				1,472,161
CAPITAL MARKETS - 1.6%
Bank of New York Mellon Corp. (The), Perpetual Bond	4.950%	12/29/49	1,000,000	1,020,000
Goldman Sachs Group, Inc.	2.600%	04/23/20	1,000,000	989,905
Goldman Sachs Group, Inc.	6.000%	06/15/20	1,200,000	1,254,348
Goldman Sachs Group, Inc.	3.272%	09/29/25	1,500,000	1,433,252
ING Bank N.V. (b)	2.000%	11/26/18	1,515,000	1,513,746
Jefferies Group LLC	8.500%	07/15/19	900,000	937,645
State Street Corp.	7.350%	06/15/26	1,000,000	1,200,276
				8,349,172
CHEMICALS - 1.0%
Avery Dennison Corp.	5.375%	04/15/20	1,250,000	1,280,778
Ecolab, Inc.	5.500%	12/08/41	150,000	174,763
Ecolab, Inc.	3.950%	12/01/47	1,220,000	1,159,107
NOVA Chemicals Corp. (b)	5.250%	08/01/23	500,000	497,188
Nutrien Ltd.	5.875%	12/01/36	840,000	908,495
Solvay Finance America LLC	3.400%	12/03/20	1,250,000	1,248,715
				5,269,046

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS - 37.8% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
COMMERCIAL SERVICES & SUPPLIES - 0.2%
Steelcase, Inc.	6.375%	02/15/21	$1,000,000	$1,053,642

COMMUNICATIONS EQUIPMENT - 0.1%
Juniper Networks, Inc.	3.300%	06/15/20	500,000	499,533

CONSUMER FINANCE - 0.8%
American Express Credit Corp.	2.600%	09/14/20	1,000,000	990,935
Ford Motor Credit Co. LLC	3.157%	08/04/20	1,000,000	990,207
GE Capital International Funding Co.	4.418%	11/15/35	1,250,000	1,176,443
Hyundai Capital Services, Inc. (b)	2.875%	03/16/21	1,250,000	1,220,440
				4,378,025
CONSUMER SERVICES - 0.7%
Ford Foundation (The), Series 2017	3.859%	06/01/47	2,145,000	2,077,258
Local Initiatives Support Corp.	4.649%	03/01/37	1,500,000	1,460,589
				3,537,847
CONTAINERS & PACKAGING - 0.3%
Newell Rubbermaid, Inc.	3.850%	04/01/23	185,000	181,068
Sonoco Products Co.	5.750%	11/01/40	1,000,000	1,105,206
				1,286,274
DIVERSIFIED FINANCIAL SERVICES - 1.4%
AerCap Ireland Capital Ltd.	5.000%	10/01/21	1,000,000	1,028,586
Brookfield Finance, Inc.	4.250%	06/02/26	1,000,000	987,285
GATX Corp.	2.600%	03/30/20	897,000	885,651
Genpact Luxembourg S.A.R.L. (b)	3.700%	04/01/22	1,100,000	1,074,097
Moody's Corp.	5.500%	09/01/20	1,000,000	1,039,691
MSCI, Inc. (b)	5.750%	08/15/25	500,000	522,500
National Rural Utilities Cooperative Finance Corp.	10.375%	11/01/18	546,000	549,385
S&P Global, Inc.	3.300%	08/14/20	750,000	750,156
S&P Global, Inc.	4.000%	06/15/25	500,000	501,394
				7,338,745
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.8%
AT&T, Inc. (b)	4.100%	02/15/28	507,000	492,209
AT&T, Inc.	5.250%	03/01/37	500,000	498,325
AT&T, Inc.	4.750%	05/15/46	1,000,000	913,636
Frontier Communications Corp.	7.125%	03/15/19	750,000	754,725

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS - 37.8% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.8% (Continued)
Verizon Communications, Inc.	5.500%	03/16/47	$1,250,000	$1,368,715
				4,027,610
EDUCATION - 1.1%
Massachusetts Institute of Technology	3.959%	07/01/38	1,500,000	1,507,219
President & Fellows of Harvard College	3.150%	07/15/46	2,500,000	2,214,476
University of Notre Dame, Series 2017	3.394%	02/15/48	2,000,000	1,841,655
				5,563,350
ELECTRIC UTILITIES - 3.9%
Caledonia Generating LLC (b)	1.950%	02/28/22	383,753	375,813
DTE Electric Co.	4.050%	05/15/48	1,750,000	1,722,104
Electricite de France S.A. (b)	3.625%	10/13/25	1,250,000	1,209,237
Florida Power & Light Co.	4.050%	10/01/44	1,300,000	1,292,769
Georgia Power Co.	3.250%	04/01/26	1,000,000	944,458
ITC Holdings Corp. (b)	5.500%	01/15/20	1,250,000	1,278,110
MidAmerican Energy Co.	3.950%	08/01/47	1,750,000	1,678,628
NextEra Energy Capital Holdings, Inc.	2.700%	09/15/19	1,250,000	1,246,558
Niagara Mohawk Power Corp. (b)	4.881%	08/15/19	840,000	853,028
NSTAR Electric Co.	5.500%	03/15/40	1,250,000	1,439,852
Pacificorp	8.080%	10/14/22	500,000	573,765
Pennsylvania Electric Co.	5.200%	04/01/20	500,000	511,455
Portland General Electric Co.	6.100%	04/15/19	1,100,000	1,119,478
Potomac Electric Power Co.	6.500%	11/15/37	1,000,000	1,284,630
Public Service Colorado	3.700%	06/15/28	1,750,000	1,750,189
San Diego Gas and Electric Co.	4.500%	08/15/40	841,000	857,351
Southern California Edison	4.050%	03/15/42	1,165,000	1,099,526
Southern Power Co.	4.150%	12/01/25	1,000,000	986,458
				20,223,409
ELECTRICAL EQUIPMENT - 0.5%
Johnson Controls, Inc.	3.750%	12/01/21	550,000	553,287
Legrand S.A.	8.500%	02/15/25	1,000,000	1,231,791
Thomas & Betts Corp.	5.625%	11/15/21	720,000	763,495
				2,548,573
FOOD & STAPLES RETAILING - 0.4%
Ahold Finance U.S.A., LLC, Series 2000-1, CV (a)	7.820%	01/02/20	114,705	115,330
Ahold Finance U.S.A., LLC, CV	8.620%	01/02/25	940,987	1,078,687

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS - 37.8% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
FOOD & STAPLES RETAILING - 0.4% (Continued)
Kroger Co. (The)	5.000%	04/15/42	$1,000,000	$990,056
				2,184,073
FOOD PRODUCTS - 2.0%
Bunge Ltd. Finance Corp.	3.500%	11/24/20	1,250,000	1,246,097
Campbell Soup Co.	3.950%	03/15/25	1,500,000	1,450,194
Cargill, Inc. (b)	4.760%	11/23/45	1,250,000	1,369,574
General Mills, Inc.	4.000%	04/17/25	1,500,000	1,484,677
J.M. Smucker Co. (The)	3.500%	03/15/25	1,250,000	1,202,911
Kraft Foods Group, Inc.	5.375%	02/10/20	1,000,000	1,028,426
Mead Johnson Nutrition Co.	3.000%	11/15/20	1,000,000	996,499
Wm. Wrigley Jr. Co. (b)	3.375%	10/21/20	1,430,000	1,431,599
				10,209,977
GAS UTILITIES - 0.5%
Brooklyn Union Gas Co. (b)	4.504%	03/10/46	1,250,000	1,288,183
Indiana Gas Co., Inc.	6.550%	06/30/28	250,000	275,483
Laclede Group, Inc. (The)	2.550%	08/15/19	1,250,000	1,240,219
				2,803,885
HEALTH CARE PROVIDERS & SERVICES - 1.2%
CVS Health Corp.	4.300%	03/25/28	1,250,000	1,240,199
Express Scripts Holding Co.	3.300%	02/25/21	1,000,000	994,881
Howard Hughes Medical Institute	3.500%	09/01/23	1,500,000	1,510,084
Kaiser Foundation Hospital	3.150%	05/01/27	1,500,000	1,438,514
Laboratory Corp. of America Holdings	2.625%	02/01/20	1,000,000	993,712
				6,177,390
HOTELS, RESTAURANTS & LEISURE - 0.4%
Hyatt Hotels Corp.	3.375%	07/15/23	1,000,000	976,207
Starbucks Corp.	2.450%	06/15/26	1,000,000	900,522
				1,876,729
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.7%
Harper Lake Solar Funding Corp. (b)	7.645%	12/31/18	264,206	266,245
Midland Cogeneration Venture, L.P., CV (b)	5.250%	03/15/25	165,344	159,500
Midland Cogeneration Venture, L.P., CV (b)	6.000%	03/15/25	428,736	424,414
Solar Star Funding LLC (b)	3.950%	06/30/35	312,580	286,991
Solar Star Funding LLC (b)	5.375%	06/30/35	474,555	484,298
Tenaska Virginia Partners, L.P. (b)	6.119%	03/30/24	764,238	800,806
Topaz Solar Farms LLC (b)	4.875%	09/30/39	300,711	293,311

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS - 37.8% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.7% (Continued)
Topaz Solar Farms LLC (b)	5.750%	09/30/39	$699,642	$728,717
				3,444,282
INDUSTRIAL CONGLOMERATES - 0.2%
Ingersoll-Rand Global Holding Co. Ltd.	2.900%	02/21/21	500,000	494,131
Ingersoll-Rand Global Holding Co. Ltd.	6.391%	11/15/27	655,000	733,880
				1,228,011
INSURANCE - 3.9%
Aflac, Inc.	4.000%	10/15/46	1,058,000	976,554
AIG Global Funding (b)	2.150%	07/02/20	750,000	735,493
American International Group, Inc.	3.750%	07/10/25	1,250,000	1,215,578
Anthem, Inc., CV	2.500%	11/21/20	1,500,000	1,476,264
Athene Global Funding (b)	2.750%	04/20/20	1,550,000	1,530,617
Fidelity National Financial, Inc.	5.500%	09/01/22	725,000	770,028
Horace Mann Educators Corp.	4.500%	12/01/25	1,235,000	1,238,800
Jackson National Life Global Funding (b)	3.300%	06/11/21	1,250,000	1,244,515
Kemper Corp.	4.350%	02/15/25	1,250,000	1,228,029
Liberty Mutual Group, Inc. (b)	4.950%	05/01/22	1,050,000	1,087,472
Marsh & McLennan Cos., Inc.	3.750%	03/14/26	1,000,000	982,055
OneBeacon US Holdings, Inc.	4.600%	11/09/22	1,000,000	1,000,516
Prudential Financial, Inc. (a)	5.875%	09/15/42	500,000	528,750
RLI Corp.	4.875%	09/15/23	1,000,000	1,003,906
Sammons Financial Group	4.450%	05/12/27	800,000	767,264
StanCorp Financial Group, Inc.	5.000%	08/15/22	1,250,000	1,295,325
TIAA Asset Management Finance Co. LLC (b)	2.950%	11/01/19	1,750,000	1,747,599
Unum Group	3.000%	05/15/21	700,000	688,689
W.R. Berkley Corp.	6.150%	08/15/19	710,000	728,148
W.R. Berkley Corp.	4.625%	03/15/22	250,000	256,628
				20,502,230
IT SERVICES - 0.5%
Broadridge Financial Solutions, Inc.	3.950%	09/01/20	1,000,000	1,008,712
Fiserv, Inc.	2.700%	06/01/20	1,000,000	991,164
Xerox Corp.	4.070%	03/17/22	750,000	738,914
				2,738,790
LIFE SCIENCES TOOLS & SERVICES - 0.2%
Agilent Technologies, Inc.	3.875%	07/15/23	1,250,000	1,246,757

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS - 37.8% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
MACHINERY - 0.4%
Illinois Tool Works, Inc.	3.900%	09/01/42	$1,000,000	$979,509
Pall Corp.	5.000%	06/15/20	1,000,000	1,029,649
				2,009,158
MEDIA - 0.4%
Comcast Corp.	4.750%	03/01/44	500,000	498,698
Discovery Communications (b)	2.800%	06/15/20	1,000,000	989,841
Time Warner Cable, Inc.	4.500%	09/15/42	500,000	426,696
				1,915,235
METALS & MINING - 0.5%
Newcrest Finance Property Ltd. (b)	4.450%	11/15/21	1,000,000	1,013,615
Nucor Corp.	4.125%	09/15/22	665,000	679,096
Reliance Steel & Aluminum Co.	4.500%	04/15/23	1,105,000	1,121,736
				2,814,447
MULTI-LINE RETAIL - 0.1%
Macy's Retail Holdings, Inc.	9.500%	04/15/21	270,000	284,455

MULTI-UTILITIES - 0.9%
Avangrid, Inc.	3.150%	12/01/24	1,800,000	1,715,809
Puget Energy, Inc.	5.625%	07/15/22	750,000	793,547
Puget Sound Energy, Inc.	4.223%	06/15/48	1,000,000	1,004,035
Westar Energy, Inc.	2.550%	07/01/26	1,260,000	1,154,318
				4,667,709
OIL, GAS & CONSUMABLE FUELS - 0.2%
ConocoPhillips Holdings Co.	6.950%	04/15/29	1,000,000	1,248,658

PAPER & FOREST PRODUCTS - 0.4%
Fibria Overseas Finance Ltd.	5.500%	01/17/27	800,000	792,960
Klabin Finance S.A. (b)	4.875%	09/19/27	750,000	667,500
PH Glatfelter Co.	5.375%	10/15/20	750,000	750,938
				2,211,398
PHARMACEUTICALS - 0.4%
AbbVie, Inc.	2.500%	05/14/20	1,000,000	988,793
Zoetis, Inc.	3.250%	02/01/23	1,200,000	1,179,283
				2,168,076
PIPELINES - 0.5%
Columbia Pipeline Group, Inc.	3.300%	06/01/20	850,000	848,589
Florida Gas Transmission Co. LLC (b)	4.350%	07/15/25	1,000,000	1,015,422

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS - 37.8% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
PIPELINES - 0.5% (Continued)
Northern Natural Gas Co. (b)	4.100%	09/15/42	$1,000,000	$922,932
				2,786,943
PROFESSIONAL SERVICES - 0.4%
Dun & Bradstreet Corp.	4.625%	12/01/22	1,000,000	1,008,827
Verisk Analytics, Inc.	5.800%	05/01/21	960,000	1,010,173
				2,019,000
PUBLISHING - 0.2%
RELX Capital, Inc.	3.500%	03/16/23	1,200,000	1,184,661

REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.0%
Alexandria Real Estate Equities, Inc.	4.000%	01/15/24	1,500,000	1,503,568
Digital Realty Trust, L.P.	3.950%	07/01/22	1,250,000	1,257,807
Regency Centers, L.P.	3.750%	06/15/24	1,000,000	976,907
Vornado Realty, L.P.	3.500%	01/15/25	567,000	542,773
Welltower, Inc.	5.250%	01/15/22	1,000,000	1,042,811
				5,323,866
ROAD & RAIL - 1.1%
Burlington Northern Santa Fe LLC	7.160%	01/02/20	215,397	219,639
Burlington Northern Santa Fe LLC	5.750%	05/01/40	1,000,000	1,196,858
Kansas City Southern	2.350%	05/15/20	500,000	490,365
Norfolk Southern Corp.	4.837%	10/01/41	1,000,000	1,052,364
Norfolk Southern Corp.	4.150%	02/28/48	500,000	483,118
Ryder System, Inc.	2.650%	03/02/20	455,000	451,084
Ryder System, Inc.	2.500%	05/11/20	795,000	785,346
TTX Co. (b)	2.600%	06/15/20	1,000,000	985,263
				5,664,037
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.9%
Intel Corp.	3.734%	12/08/47	1,361,000	1,268,295
KLA-Tencor Corp.	3.375%	11/01/19	600,000	601,092
KLA-Tencor Corp.	4.125%	11/01/21	500,000	507,815
Lam Research Corp.	2.750%	03/15/20	1,000,000	994,154
Maxim Integrated Products, Inc.	3.375%	03/15/23	500,000	490,640
NXP BV/NXP Funding LLC (b)	3.875%	09/01/22	200,000	198,000
Xilinx, Inc.	2.125%	03/15/19	600,000	598,947
				4,658,943

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

CORPORATE BONDS - 37.8% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
SOFTWARE - 0.4%
Microsoft Corp.	4.450%	11/03/45	$2,000,000	$2,141,734

SPECIALTY RETAIL - 0.7%
Advanced Auto Parts, Inc.	4.500%	01/15/22	402,000	408,981
Gap, Inc. (The)	5.950%	04/12/21	1,000,000	1,043,682
Lowe's Cos., Inc.	4.650%	04/15/42	1,000,000	1,040,293
O'Reilly Automotive, Inc.	3.800%	09/01/22	1,000,000	1,004,298
				3,497,254
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.6%
Apple, Inc.	2.850%	02/23/23	1,250,000	1,230,527
Apple, Inc.	3.000%	06/20/27	1,000,000	951,614
Seagate HDD Cayman	3.750%	11/15/18	635,000	634,813
Seagate HDD Cayman	4.250%	03/01/22	305,000	303,094
				3,120,048
TEXTILES, APPAREL & LUXURY GOODS - 0.1%
Hanesbrands, Inc. (b)	4.625%	05/15/24	500,000	485,938

TRANSPORTATION SERVICES - 0.4%
ERAC USA Finance LLC	2.700%	11/01/23	1,250,000	1,179,514
Mexico City Airport Trust (b)	4.250%	10/31/26	1,000,000	940,000
				2,119,514
WATER UTILITIES - 0.1%
California Water Service, CV	5.875%	05/01/19	700,000	710,312

TOTAL CORPORATE BONDS (COST $199,581,965)				$197,810,946

CORPORATE NOTES - 1.0%	Coupon	Maturity	Principal Amount	Fair Value
COMMUNITY DEVELOPMENT - 1.0%
Calvert Social Investment Foundation, Inc. (c)	1.000%	12/17/18	$1,200,000	$1,196,756
Calvert Social Investment Foundation, Inc. (c)	1.500%	06/17/19	1,700,000	1,687,146
Calvert Social Investment Foundation, Inc. (c)	1.500%	06/15/20	850,000	830,842

Schedule of Portfolio Investments (Continued)
Praxis Impact Bond Fund

CORPORATE NOTES - 1.0% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
Calvert Social Investment Foundation, Inc. (c)	3.000%	06/15/23	$1,650,000	$1,640,326
TOTAL CORPORATE NOTES (COST $5,400,000)				$5,355,070

FOREIGN GOVERNMENTS - 9.9%	Coupon	Maturity	Principal Amount	Fair Value
FOREIGN AGENCY - 3.7%
Banco Nacional de Costa Rica (b)	5.875%	04/25/21	$750,000	$745,320
Bank Nederlandse Gemeenten (b)	1.625%	11/25/19	1,500,000	1,479,114
Bank Nederlandse Gemeenten (b)	2.125%	12/14/20	1,500,000	1,472,085
Export Development Canada	1.250%	12/10/18	1,000,000	997,363
Export Development Canada	1.625%	06/01/20	1,000,000	978,710
Export-Import Bank of Korea	2.125%	02/11/21	1,250,000	1,210,128
KFW	1.875%	11/30/20	1,000,000	977,727
KFW	2.000%	11/30/21	1,000,000	968,857
KFW	2.000%	09/29/22	1,500,000	1,440,514
Kommunalbanken A.S. (b)	1.375%	10/26/20	1,000,000	967,630
Kommunalbanken A.S. (b)	2.125%	02/11/25	1,000,000	936,100
Kommunivest I Sverige AB (b)	1.500%	04/23/19	1,000,000	993,789
Kommunivest I Sverige AB	1.875%	06/01/21	1,500,000	1,454,640
Korea East-West Power Co	3.875%	07/19/23	147,000	146,692
Municipality Finance plc (b)	1.375%	09/21/21	1,000,000	951,344
Nacional Financiera SNC (b)	3.375%	11/05/20	1,000,000	991,260
Neder Waterschapsbank	2.125%	11/15/21	1,500,000	1,456,125
Ras Laffan Liquefied Natural Gas Co. Ltd. II (b)	5.298%	09/30/20	273,600	279,482
Svensk Exportkredit AB	1.875%	06/23/20	1,000,000	981,570
				19,428,450
SUPRANATIONAL - 6.2%
African Development Bank	1.375%	12/17/18	1,000,000	997,994
Asian Development Bank	3.125%	09/26/28	1,000,000	992,298
Asian Development Bank	1.000%	08/16/19	1,500,000	1,477,598
Asian Development Bank	2.125%	03/19/25	1,000,000	939,399
European Bank for Reconstruction & Development	0.875%	07/22/19	2,000,000	1,971,622
European Bank for Reconstruction & Development	1.875%	07/15/21	1,500,000	1,453,839
European Investment Bank	2.500%	10/15/24	1,000,000	964,259
European Investment Bank	2.875%	06/13/25	1,000,000	982,229

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

FOREIGN GOVERNMENTS - 9.9% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
SUPRANATIONAL - 6.2% (Continued)
European Investment Bank	2.125%	04/13/26	$1,000,000	$928,915
European Investment Bank	2.375%	05/24/27	1,000,000	937,986
Inter-American Development Bank	2.125%	11/09/20	3,000,000	2,950,875
Inter-American Development Bank	3.000%	09/26/22	2,000,000	1,994,008
Inter-American Development Bank	4.375%	01/24/44	3,000,000	3,485,865
International Bank for Reconstruction & Development	2.125%	03/03/25	500,000	471,373
International Development Association (b)	2.750%	04/24/23	5,000,000	4,927,440
International Finance Corp.	1.250%	11/27/18	1,000,000	998,260
International Finance Corp., Series GMTN	1.750%	03/30/20	3,000,000	2,950,469
International Finance Corp., Series GMTN	2.000%	10/24/22	2,000,000	1,919,916
Nordic Investment Bank	2.250%	09/30/21	1,000,000	977,013
				32,321,358
TOTAL FOREIGN GOVERNMENTS (COST $52,451,709)				$51,749,808

U.S. GOVERNMENT AGENCIES - 44.7%	Coupon	Maturity	Principal Amount	Fair Value
FEDERAL HOME LOAN BANK - 3.6%
FHLB	3.375%	06/12/20	$1,000,000	$1,009,044
FHLB	5.500%	07/15/36	14,120,000	17,963,591
				18,972,635
FEDERAL HOME LOAN MORTGAGE CORPORATION - 12.1%
FHLMC	5.085%	03/25/19	1,140,000	1,145,570
FHLMC	5.000%	04/01/19	5,096	5,124
FHLMC	5.000%	12/01/21	48,630	50,299
FHLMC	2.375%	01/13/22	8,460,000	8,313,854
FHLMC	5.500%	04/01/22	28,534	29,125
FHLMC	4.000%	11/01/24	317,187	324,574
FHLMC	4.000%	10/01/25	143,598	146,942
FHLMC	6.000%	04/01/27	120,439	130,847
FHLMC	2.500%	10/01/27	783,836	761,475
FHLMC	7.000%	02/01/30	71,501	73,166
FHLMC	7.500%	07/01/30	160,315	179,429
FHLMC	7.000%	03/01/31	53,441	59,719
FHLMC	6.250%	07/15/32	16,000,000	21,094,640
FHLMC	3.000%	11/01/32	954,357	940,375
FHLMC	3.000%	11/01/32	1,406,252	1,385,650

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

U.S. GOVERNMENT AGENCIES - 44.7% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
FEDERAL HOME LOAN MORTGAGE CORPORATION – 12.1% (Continued)
FHLMC	5.500%	11/01/33	$50,588	$54,758
FHLMC (H15T1Y + 2.231) (a)	4.231%	05/01/34	39,314	41,220
FHLMC (H15T1Y + 2.231) (a)	4.231%	05/01/34	72,881	76,193
FHLMC	5.000%	07/01/35	99,636	105,455
FHLMC	4.500%	10/01/35	187,468	194,376
FHLMC	5.500%	03/01/36	53,117	57,512
FHLMC	5.500%	06/01/36	74,363	80,556
FHLMC	6.000%	06/01/36	78,329	86,691
FHLMC	5.500%	12/01/36	61,158	66,131
FHLMC	6.000%	08/01/37	37,490	41,459
FHLMC	5.000%	03/01/38	309,895	328,895
FHLMC	4.500%	06/01/39	362,487	378,128
FHLMC	5.000%	06/01/39	507,997	539,373
FHLMC	4.500%	07/01/39	374,068	389,732
FHLMC	4.500%	11/01/39	345,959	360,671
FHLMC	4.500%	09/01/40	548,655	572,437
FHLMC	4.500%	05/01/41	1,087,973	1,135,134
FHLMC	4.500%	07/01/41	1,073,779	1,120,325
FHLMC	5.000%	09/01/41	473,489	502,891
FHLMC	3.500%	10/01/41	714,816	709,061
FHLMC	4.000%	10/01/41	542,976	553,128
FHLMC	3.500%	02/01/42	1,055,424	1,046,921
FHLMC	4.000%	02/01/42	309,287	315,068
FHLMC	3.500%	06/01/42	1,245,631	1,235,595
FHLMC	3.500%	06/01/42	1,188,376	1,178,820
FHLMC	3.500%	08/01/42	1,286,059	1,275,696
FHLMC	3.000%	11/01/42	2,052,098	1,982,579
FHLMC	3.000%	01/01/43	1,236,237	1,193,708
FHLMC	3.000%	05/01/43	1,773,633	1,711,813
FHLMC	3.500%	10/01/44	1,578,158	1,561,537
FHLMC	3.500%	11/01/44	1,442,371	1,425,989
FHLMC	3.500%	04/01/45	1,750,788	1,728,004
FHLMC	3.000%	05/01/46	2,459,088	2,357,029
FHLMC	3.000%	12/01/46	4,423,358	4,239,686
				63,287,360

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

U.S. GOVERNMENT AGENCIES - 44.7% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
Federal National Mortgage Association - 26.0%
FNMA	7.000%	11/01/19	$426	$427
FNMA	7.000%	11/01/19	1,435	1,448
FNMA	3.500%	07/01/20	71,220	71,621
FNMA	1.250%	05/06/21	1,500,000	1,439,049
FNMA	1.875%	04/05/22	13,000,000	12,540,684
FNMA	5.500%	06/01/22	51,770	52,976
FNMA	2.890%	07/01/22	2,368,148	2,329,913
FNMA	2.000%	10/05/22	3,500,000	3,366,804
FNMA	2.190%	01/01/23	1,974,175	1,895,762
FNMA	2.375%	01/19/23	4,500,000	4,386,902
FNMA	2.670%	12/01/23	2,426,392	2,362,807
FNMA	2.646%	07/25/24	3,000,000	2,899,001
FNMA	2.625%	09/06/24	14,250,000	13,906,418
FNMA	2.890%	12/01/24	4,000,000	3,885,185
FNMA	3.080%	12/01/24	2,337,902	2,299,910
FNMA	2.710%	01/01/25	4,500,000	4,323,220
FNMA	5.000%	04/01/25	92,807	97,427
FNMA	5.000%	07/01/25	71,694	75,262
FNMA	3.500%	10/01/25	156,920	157,804
FNMA	5.000%	10/01/25	90,628	95,139
FNMA	5.500%	11/01/25	27	29
FNMA	4.000%	03/01/26	562,751	574,851
FNMA	2.125%	04/24/26	2,000,000	1,863,424
FNMA	8.500%	09/01/26	15,314	15,500
FNMA	1.875%	09/24/26	15,000,000	13,602,075
FNMA	2.878%	09/25/26	1,897,836	1,856,015
FNMA	2.746%	04/25/27	979,197	944,579
FNMA	2.500%	09/01/27	953,485	927,608
FNMA	2.500%	11/01/27	1,390,915	1,353,119
FNMA	3.044%	11/25/27	1,325,259	1,287,826
FNMA	2.500%	01/01/28	929,809	904,547
FNMA	3.325%	06/25/28	2,000,000	1,951,478
FNMA	6.625%	11/15/30	16,800,000	22,136,738
FNMA	3.000%	12/01/32	1,417,351	1,393,063
FNMA	6.000%	10/01/33	47,771	52,571
FNMA	5.500%	02/01/34	53,703	57,961

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

U.S. GOVERNMENT AGENCIES - 44.7% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
Federal National Mortgage Association - 26.0% (Continued)
FNMA (12MO LIBOR + 1.645) (a)	3.044%	05/01/34	$14,128	$14,565
FNMA (H15T1Y + 2.205) (a)	4.077%	05/01/34	59,613	62,505
FNMA	6.000%	11/01/34	127,607	140,477
FNMA	5.500%	01/01/35	82,942	88,902
FNMA	5.000%	10/01/35	111,892	118,734
FNMA	5.500%	10/01/35	144,988	156,515
FNMA	6.000%	10/01/35	74,712	82,244
FNMA	5.500%	06/01/36	39,085	42,115
FNMA	6.000%	06/01/36	41,069	45,188
FNMA	5.500%	11/01/36	45,104	48,581
FNMA (12MO LIBOR + 1.631) (a)	3.750%	05/01/37	29,020	30,286
FNMA	5.625%	07/15/37	2,750,000	3,565,485
FNMA	4.500%	09/01/40	335,163	348,784
FNMA	4.500%	10/01/40	335,910	349,505
FNMA	4.000%	12/01/40	881,628	896,966
FNMA	4.000%	01/01/41	573,104	583,082
FNMA	3.500%	02/01/41	866,716	859,699
FNMA	4.000%	10/01/41	514,593	523,555
FNMA	4.000%	11/01/41	495,084	503,706
FNMA	4.000%	12/01/41	652,744	664,112
FNMA	4.000%	12/01/41	1,233,680	1,255,166
FNMA	4.000%	01/01/42	1,506,226	1,533,238
FNMA	3.500%	05/01/42	1,048,484	1,040,003
FNMA	3.000%	06/01/42	1,690,344	1,633,422
FNMA	3.000%	08/01/42	1,495,708	1,445,350
FNMA	3.000%	08/01/42	1,455,459	1,406,214
FNMA	3.500%	12/01/42	1,651,328	1,637,999
FNMA	3.000%	06/01/43	1,489,349	1,437,261
FNMA	4.000%	12/01/44	2,070,842	2,110,482
FNMA	3.500%	05/01/45	2,065,971	2,042,363
FNMA	3.000%	04/01/46	2,432,657	2,330,910
FNMA	3.500%	11/01/46	3,796,485	3,752,222
				135,858,779
Government National Mortgage Association - 0.1%
GNMA	7.000%	12/20/30	20,165	22,676

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

U.S. GOVERNMENT AGENCIES - 44.7% (Continued)	Coupon	Maturity	Principal Amount	Fair Value
Government National Mortgage Association - 0.1% (Continued)
GNMA	7.000%	10/20/31	$14,972	$17,176
GNMA	7.000%	03/20/32	54,605	63,180
GNMA	3.375%	01/20/34	47,534	49,230
GNMA	5.500%	10/20/38	25,718	26,654
GNMA	6.500%	11/20/38	10,835	12,142
GNMA	2.250%	04/16/42	354,007	350,797
				541,855
OVERSEAS PRIVATE INVESTMENT CORPORATION - 0.5%
OPIC	3.280%	09/15/29	1,064,874	1,060,822
OPIC	3.540%	06/15/30	691,183	699,581
OPIC	3.820%	06/01/33	904,260	921,153
				2,681,556
SMALL BUSINESS ADMINISTRATION - 0.1%
SBA (Prime - 265) (a)	2.350%	02/25/32	297,723	295,349

UNITED STATES AGENCY OF INTERNATIONAL DEVELOPMENT – 2.1%
Hashemite Kingdom of Jordan AID Bond	2.503%	10/30/20	5,000,000	4,953,512
Hashemite Kingdom of Jordan AID Bond	3.000%	06/30/25	1,450,000	1,424,662
Iraq Aid	2.149%	01/18/22	1,500,000	1,454,568
Ukraine Government AID Bond	1.847%	05/29/20	1,000,000	983,476
Ukraine Government AID Bond	1.471%	09/29/21	2,000,000	1,913,992
				10,730,210
UNITED STATES DEPARTMENT OF HOUSING AND URBAN DEVELOPMENT - 0.2%
United States Department of Housing and Urban Development	2.350%	08/01/21	1,000,000	981,450

TOTAL U.S. GOVERNMENT AGENCIES (COST $238,964,920)				$233,349,194

Schedule of Portfolio Investments (Continued)

Praxis Impact Bond Fund

INVESTMENT COMPANIES - 0.7%	Shares	Fair Value
Pax High Yield Bond Fund - Institutional Shares (Cost $4,199,236)	530,984	$3,504,493

TOTAL INVESTMENTS - (COST $525,216,837) - 98.8%		$516,101,897

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.2%		6,422,835

NET ASSETS - 100.0%		$522,524,732

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of September 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(b)	144a security is restricted as to resale to institutional investors. These securities were deemed liquid under guidelines established by the Board of Trustees. At September 30, 2018, these securities were valued at $51,380,766 or 9.8% of net assets.
(c)	Restricted and illiquid securities not registered under the Securities Act of 1933 are as follows:

	Acquisition	Current	Fair	% of Net
	Date	Cost	Value	Assets

Calvert Social Investment Foundation, Inc. 1.00%, 12/17/18	12/15/17	$1,200,000	$1,196,756	0.2%

Calvert Social Investment Foundation, Inc. 1.50%, 06/17/19	06/10/16	1,700,000	1,687,146	0.3%

Calvert Social Investment Foundation, Inc. 1.50%, 06/15/20	06/15/17	850,000	830,842	0.2%

Calvert Social Investment Foundation, Inc. 3.00%, 06/15/23	06/18/18	1,650,000	1,640,326	0.3%

		$5,400,000	$5,355,070	1.0%

plc - Public Liability Company

CV - Convertible Security

H15T1Y- U.S. Treasury yield curve rate for U.S. Treasury note with a constant maturity of 1 year

LIBOR- London Interbank Offered Rate

PRIME - U.S. Prime Rate

See accompanying notes to Schedules of Investments.

Schedule of Portfolio Investments

Praxis International Index Fund

September 30, 2018 (Unaudited)

COMMON STOCKS - 97.7%	Shares	Fair Value
AUSTRALIA - 4.0%
BANKS - 1.5%
Australia & New Zealand Banking Group Ltd.	6,107	$124,382
Australia & New Zealand Banking Group Ltd. - ADR	36,061	728,252
Commonwealth Bank of Australia	21,512	1,110,272
Commonwealth Bank of Australia - ADR	1,887	97,058
National Australia Bank Ltd.	12,131	243,830
National Australia Bank Ltd. - ADR	63,688	641,975
Westpac Banking Corp.	4,794	96,774
Westpac Banking Corp. - ADR	68,899	1,378,669
		4,421,212
BIOTECHNOLOGY - 0.5%
CSL Ltd.	3,640	529,084
CSL Ltd. - ADR	10,704	775,665
		1,304,749
CAPITAL MARKETS - 0.3%
Macquarie Group Ltd.	7,209	656,709
Macquarie Group Ltd. - ADR	2,747	248,507
		905,216
CONTAINERS & PACKAGING - 0.1%
Amcor Ltd.	24,949	246,677
Amcor Ltd. - ADR	3,500	138,058
		384,735
FOOD & STAPLES RETAILING - 0.5%
Wesfarmers Ltd.	22,877	824,240
Woolworths Group Ltd.	27,413	556,344
		1,380,584
INSURANCE - 0.2%
Suncorp Group Ltd.	46,152	482,334

METALS & MINING - 0.3%
Alumina Ltd.	40,277	80,636
Alumina Ltd. - ADR	41,858	335,910
Newcrest Mining Ltd.	7,969	111,794
Newcrest Mining Ltd. - ADR	9,928	139,935
Sims Metal Management Ltd. - ADR	18,712	170,092
		838,367

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 97.7% (Continued)	Shares	Fair Value
AUSTRALIA - 4.1% (Continued)
OIL, GAS & CONSUMABLE FUELS - 0.5%
Caltex Australia Ltd.	17,687	$382,221
Origin Energy Ltd. (a)	85,076	507,898
Woodside Petroleum Ltd.	18,241	508,628
Woodside Petroleum Ltd. - ADR	5,235	145,899
		1,544,646
REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.0% (b)
OneMarket Ltd. (a)	6,188	4,830
Shopping Centres Australasia Property Group REIT	1	2
		4,832
TRANSPORTATION INFRASTRUCTURE - 0.1%
Sydney Airport	49,337	245,687
TOTAL AUSTRALIA		11,512,362

AUSTRIA - 0.3%
BANKS - 0.2%
Erste Group Bank AG	5,112	212,337
Erste Group Bank AG - ADR	12,078	251,102
		463,439
OIL, GAS & CONSUMABLE FUELS - 0.1%
OMV AG	7,717	433,510
TOTAL AUSTRIA		896,949

BELGIUM - 0.3%
CHEMICALS - 0.1%
Umicore S.A.	6,580	367,957

FOOD & STAPLES RETAILING - 0.2%
Colruyt S.A.	8,334	471,654
TOTAL BELGIUM		839,611

BERMUDA - 0.8%
BANKS - 0.3%
Credicorp Ltd.	3,419	762,711

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 97.7% (Continued)	Shares	Fair Value
BERMUDA - 0.8% (Continued)
ELECTRIC UTILITIES - 0.1%
CK Infrastructure Holdings Ltd.	41,518	$328,816

HOUSEHOLD DURABLES - 0.2%
Haier Electronics Group Co.	243,000	659,615

INDUSTRIAL CONGLOMERATES - 0.2%
Jardine Matheson Holdings Ltd.	4,751	298,125
Jardine Matheson Holdings Ltd. - ADR	3,618	227,246
		525,371
TOTAL BERMUDA		2,276,513

BRAZIL - 1.3%
BANKS - 0.3%
Banco Bradesco S.A. - ADR	99,436	704,007
Banco Santander Brasil S.A. - ADR	29,881	263,252
		967,259
CHEMICALS - 0.2%
Braskem S.A. - ADR	20,692	597,378

OIL, GAS & CONSUMABLE FUELS - 0.5%
Petroleo Brasileiro S.A. - ADR	87,103	1,051,333
Ultrapar Participacoes S.A. - ADR	39,484	365,622
		1,416,955
PAPER & FOREST PRODUCTS - 0.2%
Fibria Celulose S.A. - ADR	27,437	508,408

WATER UTILITIES - 0.1%
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	36,049	212,689
TOTAL BRAZIL		3,702,689

CANADA - 6.6%
AUTO COMPONENTS - 0.2%
Magna International, Inc. - Class A	13,069	686,514

BANKS - 1.8%
Bank of Montreal	7,625	629,291

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 97.7% (Continued)	Shares	Fair Value
CANADA - 6.6% (Continued)
BANKS - 1.8% (Continued)
Bank of Nova Scotia	12,180	$726,293
Canadian Imperial Bank of Commerce	6,759	633,791
Royal Bank of Canada	17,137	1,374,216
Toronto-Dominion Bank	27,280	1,658,624
		5,022,215
CHEMICALS - 0.5%
Methanex Corp.	7,519	594,753
Nutrien Ltd.	13,301	767,468
		1,362,221
INSURANCE - 0.4%
Manulife Financial Corp.	30,520	545,698
Sun Life Financial, Inc.	11,714	465,749
		1,011,447
IT SERVICES - 0.2%
CGI Group, Inc. - Class A (a)	9,434	608,304

MEDIA - 0.3%
Shaw Communications, Inc. - Class B	21,893	426,695
Thomson Reuters Corp.	7,011	320,262
		746,957
METALS & MINING - 0.4%
Agnico Eagle Mines Ltd.	13,077	447,233
Teck Resources Ltd. - Class B	24,575	592,258
		1,039,491
OIL, GAS & CONSUMABLE FUELS - 1.3%
Cenovus Energy, Inc.	40,025	401,451
Enbridge, Inc.	25,988	839,153
Encana Corp.	36,072	472,904
Suncor Energy, Inc.	49,731	1,924,092
		3,637,600
ROAD & RAIL - 0.9%
Canadian National Railway Co.	16,941	1,521,302
Canadian Pacific Railway Ltd.	4,907	1,039,989
		2,561,291
SOFTWARE - 0.2%
Open Text Corp.	14,935	568,128

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 97.7% (Continued)	Shares	Fair Value
CANADA - 6.6% (Continued)
TEXTILES, APPAREL & LUXURY GOODS - 0.3%
Gildan Activewear, Inc.	25,642	$780,286

WIRELESS TELECOMMUNICATION SERVICES - 0.2%
Rogers Communications, Inc. - Class B	12,894	662,881
TOTAL CANADA		18,687,335

CAYMAN ISLANDS - 5.0%
DIVERSIFIED CONSUMER SERVICES - 0.3%
New Oriental Education & Technology Group, Inc. - ADR (a)	7,334	542,789
TAL Education Group - ADR (a)	17,340	445,812
		988,601
GAS UTILITIES - 0.2%
ENN Energy Holdings Ltd.	50,000	434,314

INDUSTRIAL CONGLOMERATES - 0.3%
CK Hutchison Holdings Ltd.	53,500	616,433
CK Hutchison Holdings Ltd. - ADR	28,954	331,089
		947,522
INTERNET & DIRECT MARKETING RETAIL - 0.5%
Ctrip.com International Ltd. - ADR (a)	17,212	639,770
JD.com, Inc. - ADR (a)	25,659	669,443
Vipshop Holdings Ltd. - ADR (a)	23,262	145,155
		1,454,368
INTERNET SOFTWARE & SERVICES - 3.4%
Alibaba Group Holdings Ltd. - ADR (a)	18,621	3,067,996
Baidu, Inc. - ADR (a)	5,149	1,177,473
NetEase, Inc. - ADR	2,394	546,430
SINA Corp. (a)	4,823	335,102
Tencent Holdings Ltd. - ADR	103,302	4,218,854
Weibo Corp. - ADR (a)	5,767	421,741
		9,767,596
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.3%
Wharf Real Estate Investment Co. Ltd.	111,565	719,689
TOTAL CAYMAN ISLANDS		14,312,090

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 97.7% (Continued)	Shares	Fair Value
CHILE - 0.6%
AIRLINES - 0.1%
Latam Airlines Group S.A. - ADR	30,040	$282,376

BANKS - 0.3%
Banco Santander Chile - ADR	24,592	786,452

BEVERAGES - 0.1%
Embotelladora Andina S.A. - Class B - ADR	6,720	153,955

CHEMICALS - 0.1%
Sociedad Quimica y Minera de Chile S.A. - ADR	7,828	357,896
TOTAL CHILE		1,580,679

CHINA - 2.9%
AIRLINES - 0.1%
China Southern Airlines Co. Ltd. - ADR	7,572	242,607

BANKS - 1.2%
China Construction Bank Corp. - ADR	69,587	1,213,597
China Construction Bank Corp. - H Shares	464,000	405,415
China Merchants Bank Co. Ltd. - H Shares	221,500	899,759
Industrial & Commercial Bank of China Ltd. - H Shares	1,364,000	996,634
		3,515,405
CHEMICALS - 0.2%
Sinopec Shanghai Petrochemical Co. Ltd. - ADR	9,873	595,835

DIVERSIFIED TELECOMMUNICATION SERVICES - 0.1%
China Telecom Corp. Ltd. - ADR	6,115	302,203

INSURANCE - 1.0%
China Life Insurance Co. Ltd. - ADR	82,593	940,734
Ping An Insurance Group Co. of China Ltd. - ADR	37,164	752,385
Ping An Insurance Group Co. of China Ltd. - Class H	109,993	1,117,011
		2,810,130
INTERNET SOFTWARE & SERVICES - 0.2%
58.com, Inc. - ADR (a)	7,281	535,882

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 97.7% (Continued)	Shares	Fair Value
CHINA - 2.9% (Continued)
ROAD & RAIL - 0.1%
Guangshen Railway Co. - ADR	8,797	$203,211
TOTAL CHINA		8,205,273

COLOMBIA - 0.6%
BANKS - 0.2%
BanColombia S.A. - ADR	12,168	507,649

OIL, GAS & CONSUMABLE FUELS - 0.4%
Ecopetrol S.A. - ADR	44,798	1,206,410
TOTAL COLOMBIA		1,714,059

DENMARK - 0.9%
BANKS - 0.1%
Danske Bank A/S	11,624	305,282
Danske Bank A/S - ADR	6,614	86,643
		391,925
ELECTRICAL EQUIPMENT - 0.1%
Vestas Wind Systems A/S	5,374	363,427

PHARMACEUTICALS - 0.6%
Novo Nordisk A/S - ADR	36,060	1,699,869

TEXTILES, APPAREL & LUXURY GOODS - 0.1%
Pandora A/S	3,102	193,698
TOTAL DENMARK		2,648,919

FINLAND - 0.6%
COMMUNICATIONS EQUIPMENT - 0.2%
Nokia OYJ - ADR	86,149	480,711

MACHINERY - 0.2%
Kone OYJ - Class B	11,250	601,027

PAPER & FOREST PRODUCTS - 0.2%
Stora Enso OYJ - ADR	32,308	615,952
TOTAL FINLAND		1,697,690

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 97.7% (Continued)	Shares	Fair Value
FRANCE - 6.7%
AUTO COMPONENTS - 0.4%
Cie Generale des Etablissements Michelin	1,074	$128,359
Cie Generale des Etablissements Michelin - ADR	25,215	599,865
Valeo S.A.	2,793	121,266
Valeo S.A. - ADR	13,056	282,336
		1,131,826
AUTOMOBILES - 0.2%
Renault S.A.	5,892	509,582

BANKS - 0.6%
BNP Paribas S.A. - ADR	29,644	902,363
Credit Agricole S.A.	11,014	158,369
Credit Agricole S.A. - ADR	14,211	101,040
Societe Generale S.A.	4,111	176,438
Societe Generale S.A. - ADR	36,300	311,999
		1,650,209
BUILDING PRODUCTS - 0.2%
Cie de Saint-Gobain	13,938	601,029

CHEMICALS - 0.4%
Air Liquide S.A.	8,057	1,059,738
Air Liquide S.A. - ADR	3,275	85,789
		1,145,527
CONSTRUCTION & ENGINEERING - 0.5%
Bouygues S.A.	8,092	349,739
Vinci S.A.	1,494	142,254
Vinci S.A. - ADR	34,082	808,255
		1,300,248
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.4%
Orange S.A. - ADR	35,228	559,773
Vivendi S.A.	12,138	312,398
Vivendi S.A. - ADR	11,623	298,014
		1,170,185

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 97.7% (Continued)	Shares	Fair Value
FRANCE - 6.7% (Continued)
ELECTRICAL EQUIPMENT - 0.4%
Legrand S.A.	17,254	$1,257,495

FOOD PRODUCTS - 0.8%
Danone S.A. - ADR	149,555	2,312,868

HEALTH CARE EQUIPMENT & SUPPLIES - 0.3%
Essilor International S.A.	4,503	666,249
Essilor International S.A. - ADR	2,486	184,039
		850,288
INSURANCE - 0.4%
AXA S.A.	4,355	117,040
AXA S.A. - ADR	34,977	935,565
		1,052,605
MEDIA - 0.2%
Publicis Groupe S.A. - ADR	26,260	390,617

MORTGAGE REAL ESTATE INVESTMENT TRUSTS - 0.2%
Unibail-Rodamco-Westfield SE (a)	45,646	465,829

MULTI-LINE RETAIL - 0.3%
PPR S.A.	1,757	941,731

MULTI-UTILITIES - 0.4%
Engie S.A. (a)	21,648	318,286
Engie S.A. - ADR	24,647	359,723
Veolia Environnement S.A.	14,792	295,188
Veolia Environnement S.A. - ADR	11,774	234,185
		1,207,382
PERSONAL PRODUCTS - 0.7%
L'Oreal S.A.	1,380	332,744
L'Oreal S.A. - ADR	35,075	1,688,335
		2,021,079
SOFTWARE - 0.3%
Dassault Systemes - ADR	6,224	928,310
TOTAL FRANCE		18,936,810

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 97.7% (Continued)	Shares	Fair Value
GERMANY - 5.7%
AIR FREIGHT & LOGISTICS - 0.3%
Deutsche Post AG	10,161	$362,253
Deutsche Post AG - ADR	14,832	527,129
		889,382
AIRLINES - 0.1%
Deutsche Lufthansa AG - ADR	10,201	250,128

AUTOMOBILES - 0.7%
Bayerische Moteren Werke AG - ADR	27,692	831,868
Daimler AG	15,015	947,371
Daimler AG - ADR	2,549	160,664
		1,939,903
BANKS - 0.1%
Deutsche Bank AG	32,333	367,303

CHEMICALS - 0.7%
BASF SE	4,371	388,437
BASF SE - ADR	72,776	1,616,355
		2,004,792
DIVERSIFIED FINANCIAL SERVICES - 0.3%
Deutsche Boerse AG	3,878	519,528
Deutsche Boerse AG - ADR	15,060	200,825
		720,353
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.2%
Deutsche Telekom AG - ADR	38,043	609,639

HEALTH CARE PROVIDERS & SERVICES - 0.5%
Fresenius Medical Care AG & Co. KGaA - ADR	19,354	995,183
Fresenius SE & Co. KGaA	5,130	376,621
		1,371,804
INSURANCE - 0.9%
Allianze SE - ADR	76,050	1,685,648
Muenchener Rueckversicherungs-Gesellschaft AG	1,682	372,465
Muenchener Rueckversicherungs-Gesellschaft AG - ADR	18,890	416,052
		2,474,165

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 97.7% (Continued)	Shares	Fair Value
GERMANY - 5.8% (Continued)
MULTI-UTILITIES - 0.1%
RWE AG	16,534	$407,880

PHARMACEUTICALS - 0.4%
Bayer AG - ADR	51,088	1,131,088

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
Infineon Technologies AG	1,583	35,964
Infineon Technologies AG - ADR	12,109	275,117
		311,081
SOFTWARE - 0.7%
SAP SE - ADR	16,215	1,994,445

TEXTILES, APPAREL & LUXURY GOODS - 0.4%
adidas AG	1,323	323,915
adidas AG - ADR	7,842	957,940
		1,281,855
TRADING COMPANIES & DISTRIBUTORS - 0.2%
Brenntag AG	9,594	592,079
TOTAL GERMANY		16,345,897

HONG KONG - 2.1%
BANKS - 0.2%
BOC Hong Kong Holdings Ltd.	44,159	209,840
BOC Hong Kong Holdings Ltd. - ADR	1,754	166,358
		376,198
DIVERSIFIED FINANCIAL SERVICES - 0.2%
Hong Kong Exchanges & Clearing Ltd.	20,978	600,257

INSURANCE - 0.7%
AIA Group Ltd.	98,280	877,542
AIA Group Ltd. - ADR	31,802	1,132,151
		2,009,693
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.9%
Henderson Land Development Co. Ltd.	98,423	494,728
Sun Hung Kai Properties Ltd.	41,037	597,593
Sun Hung Kai Properties Ltd. - ADR	11,174	162,135

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 97.7% (Continued)	Shares	Fair Value
HONG KONG - 2.1% (Continued)
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.9% (Continued)
Swire Pacific Ltd. - Class A	23,879	$261,563
Swire Pacific Ltd. - Class A - ADR	18,937	208,023
Swire Properties Ltd.	121,150	458,853
Wharf Holdings Ltd.	150,000	408,128
		2,591,023
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.1%
Lenovo Group Ltd. - ADR	18,577	270,295
TOTAL HONG KONG		5,847,466

HUNGARY - 0.0% (b)
OIL, GAS & CONSUMABLE FUELS - 0.0% (b)
MOL Hungarian Oil & Gas plc - ADR	6,368	32,158

INDIA - 2.2%
BANKS - 0.8%
HDFC Bank Ltd. - ADR	16,597	1,561,778
ICICI Bank Ltd. - ADR	102,004	866,014
		2,427,792
IT SERVICES - 1.0%
Infosys Ltd. - ADR	187,822	1,910,150
Wipro Ltd. - ADR	176,556	919,857
		2,830,007
PHARMACEUTICALS - 0.4%
Dr. Reddy's Laboratories Ltd. - ADR	31,659	1,095,401
TOTAL INDIA		6,353,200

INDONESIA - 0.5%
BANKS - 0.2%
PT Bank Mandiri - ADR	49,403	440,971

DIVERSIFIED TELECOMMUNICATION SERVICES - 0.3%
Telekomunikasi Indonesia Persero Tbk PT - ADR	36,434	891,904
TOTAL INDONESIA		1,332,875

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 97.7% (Continued)	Shares	Fair Value
IRELAND - 0.4%
CONSTRUCTION MATERIALS - 0.4%
CRH plc - ADR	33,381	$1,092,227

ISRAEL - 0.3%
PHARMACEUTICALS - 0.1%
Teva Pharmaceutical Industries Ltd. - ADR	16,738	360,537

SOFTWARE - 0.2%
Check Point Software Technologies Ltd. (a)	4,973	585,173
TOTAL ISRAEL		945,710

ITALY - 0.9%
BANKS - 0.3%
Intesa Sanpaolo SpA	128,010	327,084
Intesa Sanpaolo SpA - ADR	12,596	193,097
Unicredit SpA	20,086	302,293
		822,474
ELECTRIC UTILITIES - 0.2%
Enel SpA	86,564	443,372

INSURANCE - 0.1%
Assicurazioni Generali SpA	16,056	277,355

TEXTILES, APPAREL & LUXURY GOODS - 0.2%
Luxottica Group SpA - ADR	9,316	634,327

TRANSPORTATION INFRASTRUCTURE - 0.1%
Atlantia SpA	13,863	287,592
TOTAL ITALY		2,465,120

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 97.7% (Continued)	Shares	Fair Value
JAPAN - 16.8%
AUTO COMPONENTS - 0.4%
Bridgestone Corp.	4,656	$175,921
Bridgestone Corp. - ADR	20,546	387,395
Denso Corp.	7,000	369,592
Denso Corp. - ADR	6,048	159,667
		1,092,575
AUTOMOBILES - 1.8%
Honda Motor Co. Ltd. - ADR	43,492	1,308,239
Nissan Motor Co. Ltd. - ADR	36,396	680,787
Toyota Motor Corp. - ADR	24,700	3,071,445
		5,060,471
BANKS - 1.2%
Mitsubishi UFJ Financial Group, Inc. - ADR	232,770	1,440,846
Mizuho Financial Group, Inc. - ADR	132,028	462,098
Sumitomo Mitsui Financial Group, Inc. - ADR	173,615	1,394,128
Sumitomo Mitsui Trust Holdings, Inc.	298	12,264
		3,309,336
BUILDING PRODUCTS - 0.1%
AGC, Inc.	21,219	175,269
Asahi Glass Co. Ltd.	600	24,899
		200,168
CAPITAL MARKETS - 0.3%
Daiwa Securities Group, Inc.	16,000	97,335
Daiwa Securities Group, Inc. - ADR	49,678	302,539
Nomura Holdings, Inc. - ADR	94,167	450,118
		849,992
CHEMICALS - 0.7%
JSR Corp.	16,000	298,680
Kansai Paint Co.	16,000	294,878
Nitto Denko Corp.	500	37,476
Nitto Denko Corp. - ADR	11,626	434,580
Shin-Etsu Chemical Co. Ltd.	7,400	655,527
Sumitomo Chemical Co. Ltd.	38,000	222,408
		1,943,549
COMMERCIAL SERVICES & SUPPLIES - 0.2%
Dai Nippon Printing Co. Ltd.	25,000	581,323
Dai Nippon Printing Co. Ltd. - ADR	37	428
		581,751

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 97.7% (Continued)	Shares	Fair Value
JAPAN - 16.8% (Continued)
CONSTRUCTION & ENGINEERING - 0.2%
Obayashi Corp.	55,000	$520,859

DIVERSIFIED FINANCIAL SERVICES - 0.4%
ORIX Corp.	20,100	325,860
ORIX Corp. - ADR	9,867	799,523
		1,125,383
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.3%
Nippon Telegraph & Telephone Corp. - ADR	19,016	856,576

ELECTRICAL EQUIPMENT - 0.4%
Nidec Corp. - ADR	30,872	1,107,842

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.2%
Hamamatsu Photonics K.K.	9,100	362,414
Hirose Electric Co. Ltd.	3,400	371,660
Hitachi Ltd.	5,200	176,659
Hitachi Ltd. - ADR	5,344	362,270
Keyence Corp.	1,600	929,132
Kyocera Corp.	2,800	168,069
Kyocera Corp. - ADR	4,458	267,435
Murata Manufacturing Co. Ltd.	3,500	538,000
Murata Manufacturing Co. Ltd. - ADR	1,592	61,141
Tokyo Electron Ltd.	400	54,955
		3,291,735
FOOD PRODUCTS - 0.1%
Meiji Holdings Co. Ltd.	5,300	355,914

HEALTH CARE EQUIPMENT & SUPPLIES - 0.5%
Hoya Corp.	9,500	564,381
Hoya Corp. - ADR	1,734	103,294
Terumo Corp.	11,800	698,944
		1,366,619
HOUSEHOLD DURABLES - 0.9%
Sekisui House Ltd.	8,000	121,986
Sekisui House Ltd. - ADR	30,149	461,280
Sony Corp. - ADR	32,810	1,989,926
		2,573,192

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 97.7% (Continued)	Shares	Fair Value
JAPAN - 16.8% (Continued)
INSURANCE - 0.4%
MS&AD Insurance Group Holdings, Inc. - ADR	34,266	$569,158
Tokio Marine Holdings, Inc.	4,600	228,219
Tokio Marine Holdings, Inc. - ADR	7,354	362,515
		1,159,892
LEISURE PRODUCTS - 0.1%
Shimano, Inc.	2,100	338,418

MACHINERY - 0.8%
FANUC Corp.	1,100	207,376
FANUC Corp. - ADR	43,920	826,135
Kubota Corp. - ADR	7,847	665,661
Makita Corp.	1,200	60,095
Makita Corp. - ADR	9,872	493,896
		2,253,163
MARINE - 0.0% (b)
Nippon Yusen KK	600	11,285

METALS & MINING - 0.1%
Sumitomo Metal Mining Co. Ltd.	11,500	403,441

OIL, GAS & CONSUMABLE FUELS - 0.7%
Idemitsu Kosan Co. Ltd.	10,100	534,246
Inpex Corp.	26,239	327,237
JX Holdings, Inc.	94,300	712,354
Showa Shell Sekiyu KK	17,800	377,087
		1,950,924
PERSONAL PRODUCTS - 0.7%
Kao Corp.	1,000	80,743
Kao Corp. - ADR	58,255	939,362
Shiseido Co. Ltd.	2,100	162,629
Shiseido Co. Ltd. - ADR	9,833	762,008
		1,944,742
PHARMACEUTICALS - 0.7%
Astellas Pharma, Inc.	17,800	310,505
Astellas Pharma, Inc. - ADR	24,473	426,197
Daiichi Sankyo Co. Ltd.	11,400	494,147
Daiichi Sankyo Co. Ltd. - ADR	1,901	81,924

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 97.7% (Continued)	Shares	Fair Value
JAPAN - 16.8% (Continued)
PHARMACEUTICALS - 0.7% (Continued)
Otsuka Holdings Co. Ltd.	6,200	$312,510
Takeda Pharmaceutical Co. Ltd.	2,700	115,514
Takeda Pharmaceutical Co. Ltd. - ADR	18,144	387,737
		2,128,534
PROFESSIONAL SERVICES - 0.2%
Recruit Holdings Co. Ltd.	17,500	584,052

REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.7%
Daiwa House Industry Co. Ltd.	1,000	29,643
Daiwa House Industry Co. Ltd. - ADR	15,470	456,829
Mitsubishi Estate Co. Ltd.	11,000	187,044
Mitsubishi Estate Co. Ltd. - ADR	16,350	277,296
Mitsui Fudosan Co. Ltd.	21,000	496,999
Sumitomo Realty & Development Co. Ltd.	13,000	466,819
		1,914,630
RETAIL - 0.3%
Japan Retail Fund Investment Corp.	462	838,041

ROAD & RAIL - 0.5%
Central Japan Railway Co.	1,592	331,515
East Japan Railway Co.	3,590	333,502
East Japan Railway Co. - ADR	29,226	449,934
Keikyu Corp.	18,500	337,207
		1,452,158
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%
Tokyo Electron Ltd.	7,964	273,563

SOFTWARE - 0.3%
Nintendo Co. Ltd.	300	109,470
Nintendo Co. Ltd. - ADR	13,760	625,598
		735,068
SPECIALTY RETAIL - 0.1%
Fast Retailing Co. Ltd.	700	356,839

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.8%
Canon, Inc. - ADR	55,621	1,760,405

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 97.7% (Continued)	Shares	Fair Value
JAPAN - 16.8% (Continued)
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.8% (Continued)
FUJIFILM Holdings Corp. - ADR	11,626	$525,728
		2,286,133
TEXTILES, APPAREL & LUXURY GOODS - 0.1%
Wacoal Holdings Corp. - ADR	2,621	376,126

TRADING COMPANIES & DISTRIBUTORS - 0.6%
Itochu Corp.	25,000	457,666
Mitsubishi Corp.	24,100	742,599
Mitsui & Co. Ltd. - ADR	1,637	582,322
		1,782,587
WIRELESS TELECOMMUNICATION SERVICES - 0.9%
KDDI Corp. - ADR	51,612	708,375
NTT DoCoMo, Inc. - ADR	25,031	673,459
Softbank Group Corp.	7,200	726,844
Softbank Group Corp. - ADR	10,546	524,663
		2,633,341
TOTAL JAPAN		47,658,899

JERSEY - 1.2%
BIOTECHNOLOGY - 0.3%
Shire plc - ADR	5,336	967,257

MEDIA - 0.2%
WPP plc - ADR	7,743	567,330

METALS & MINING - 0.1%
Randgold Resources Ltd. - ADR	4,722	333,137

PROFESSIONAL SERVICES - 0.4%
Experian plc	3,191	81,948
Experian plc - ADR	37,268	956,856
		1,038,804
TRADING COMPANIES & DISTRIBUTORS - 0.2%
Ferguson plc	508	43,133

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 97.7% (Continued)	Shares	Fair Value
JERSEY - 1.2% (Continued)
TRADING COMPANIES & DISTRIBUTORS - 0.2% (Continued)
Ferguson plc - ADR	68,689	$583,170
		626,303
TOTAL JERSEY		3,532,831

LUXEMBOURG - 0.5%
ENERGY EQUIPMENT & SERVICES - 0.2%
Tenaris S.A. - ADR	19,646	658,534

MEDIA - 0.3%
RTL Group S.A.	11,328	808,110
TOTAL LUXEMBOURG		1,466,644

MEXICO - 1.1%
BEVERAGES - 0.3%
Coca-Cola Femsa S.A.B. de C.V. - ADR	12,392	758,886

CONSTRUCTION MATERIALS - 0.2%
Cemex S.A.B. de C.V. - ADR (a)	83,354	586,812

FOOD & STAPLES RETAILING - 0.3%
Wal-Mart de Mexico S.A.B. de C.V. - ADR	29,614	899,969

TRANSPORTATION INFRASTRUCTURE - 0.3%
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - ADR	7,483	816,994
TOTAL MEXICO		3,062,661

NETHERLANDS - 3.9%
AUTOMOBILES - 0.4%
Ferrari N.V.	5,031	688,794
Fiat Chrysler Automobiles N.V. (a)	26,965	472,157
		1,160,951
BANKS - 0.3%
ING Groep N.V. - ADR	71,517	927,575

CHEMICALS - 0.2%
Akzo Nobel N.V. - ADR	19,227	599,017

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 97.7% (Continued)	Shares	Fair Value
NETHERLANDS - 3.9% (Continued)
FOOD & STAPLES RETAILING - 0.4%
Koninklijke Ahold Delhaize N.V.	5,491	$125,897
Koninklijke Ahold Delhaize N.V. - ADR	39,149	894,555
		1,020,452
HEALTH CARE EQUIPMENT & SUPPLIES - 0.4%
Koninklijke Philips N.V. - NY Registry Shares	24,173	1,100,113

LIFE SCIENCES TOOLS & SERVICES - 0.2%
QIAGEN N.V. (a)	16,162	612,217

MEDIA - 0.2%
Wolters Kluwer N.V.	954	59,451
Wolters Kluwer N.V. - ADR	7,337	457,535
		516,986
PERSONAL PRODUCTS - 0.7%
Unilever N.V. - ADR	36,596	2,032,908

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.8%
ASML Holding N.V. - ADR	6,611	1,243,000
NXP Semiconductors N.V.	5,879	502,655
STMicroelectronics N.V.	34,797	638,177
		2,383,832
TRADING COMPANIES & DISTRIBUTORS - 0.3%
AerCap Holdings N.V. (a)	14,741	847,902
TOTAL NETHERLANDS		11,201,953

NORWAY - 1.4%
METALS & MINING - 0.1%
Norsk Hydro ASA	48,015	288,234

OIL, GAS & CONSUMABLE FUELS - 1.3%
Equinor ASA	133,829	3,773,978
TOTAL NORWAY		4,062,212

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 97.7% (Continued)	Shares	Fair Value
PAPUA NEW GUINEA - 0.2%
OIL, GAS & CONSUMABLE FUELS - 0.2%
Oil Search Ltd.	92,754	$605,355

PERU - 0.2%
METALS & MINING - 0.2%
Compania de Minas Buenaventura SA - ADR	38,567	517,184

PORTUGAL - 0.1%
ELECTRIC UTILITIES - 0.1%
EDP - Energias de Portugal S.A.	82,980	306,141
EDP - Energias de Portugal S.A. - ADR	1,231	45,658
		351,799
RUSSIA - 0.3%
WIRELESS TELECOMMUNICATION SERVICES - 0.3%
Mobile TeleSystems PJSC - ADR	86,910	741,342

SINGAPORE - 1.3%
BANKS - 0.9%
DBS Group Holdings Ltd.	656	12,520
DBS Group Holdings Ltd. - ADR	16,080	1,225,376
United Overseas Bank Ltd.	19,475	385,782
United Overseas Bank Ltd. - ADR	22,014	868,562
		2,492,240
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.1%
Singapore Telecommunications Ltd.	74,732	177,120
Singapore Telecommunications Ltd. - ADR	6,886	162,269
		339,389
INDUSTRIAL CONGLOMERATES - 0.2%
Keppel Corp. Ltd.	11,721	59,675
Keppel Corp. Ltd. - ADR	40,769	411,359
		471,034

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 97.7% (Continued)	Shares	Fair Value
SINGAPORE - 1.3% (Continued)
MACHINERY - 0.1%
Sembcorp Marine Ltd.	204,000	$304,422

REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.0% (b)
Keppel REIT	737	641
TOTAL SINGAPORE		3,607,726

SOUTH AFRICA - 2.1%
BANKS - 0.3%
Standard Bank Group Ltd.	52,192	645,794
Standard Bank Group Ltd. - ADR	19,275	237,179
		882,973
INDUSTRIAL CONGLOMERATES - 0.2%
Bidvest Group Ltd.	40,265	526,686

MEDIA - 0.7%
Naspers Ltd. - Class N - ADR	43,870	1,877,197

METALS & MINING - 0.6%
Glencore plc	220,536	953,366
Glencore plc - ADR	43,429	372,404
Gold Fields Ltd. - ADR	157,752	381,760
		1,707,530
SPECIALTY RETAIL - 0.1%
Mr. Price Group Ltd.	18,810	303,578

TRADING COMPANIES & DISTRIBUTORS - 0.1%
Barloworld Ltd.	45,286	394,386

WIRELESS TELECOMMUNICATION SERVICES - 0.1%
MTN Group Ltd. - ADR	50,154	307,444
TOTAL SOUTH AFRICA		5,999,794

SOUTH KOREA - 3.2%
BANKS - 1.3%
KB Financial Group, Inc. - ADR	35,152	1,697,139

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 97.7% (Continued)	Shares	Fair Value
SOUTH KOREA - 3.2% (Continued)
BANKS - 1.3% (Continued)
Shinhan Financial Group Co. Ltd. - ADR	37,454	$1,503,029
Woori Bank - ADR	9,632	436,619
		3,636,787
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.6%
KT Corp. - ADR	128,707	1,911,299

ELECTRONIC EQUIPMENT INSTRUMENTS & COMPONENTS - 0.3%
LG Display Co. Ltd. - ADR	88,222	764,885

METALS & MINING - 0.5%
POSCO - ADR	20,394	1,346,004

WIRELESS TELECOMMUNICATION SERVICES - 0.5%
SK Telecom Co. Ltd. - ADR	51,901	1,447,000
TOTAL SOUTH KOREA		9,105,975

SPAIN - 1.8%
BANKS - 0.7%
Banco Bilbao Vizcaya Argentaria S.A. - ADR	123,093	775,486
Banco Santander S.A. - ADR	230,491	1,152,455
		1,927,941
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.2%
Telefónica S.A. - ADR	71,253	560,048

ELECTRIC UTILITIES - 0.2%
Iberdrola S.A.	9,259	68,126
Iberdrola S.A. - ADR	16,749	491,918
		560,044
METALS & MINING - 0.1%
Acerinox S.A.	16,589	237,261

OIL, GAS & CONSUMABLE FUELS - 0.4%
Repsol S.A.	36,854	734,385
Repsol S.A. - ADR	27,585	548,666
		1,283,051

Schedule of Portfolio Investments (Continued)
Praxis International Index Fund

COMMON STOCKS - 97.7% (Continued)	Shares	Fair Value
SPAIN - 1.8% (Continued)
SPECIALTY RETAIL - 0.2%
Industria de Diseno Textil S.A.	17,640	$534,688
Industria de Diseno Textil, S.A. - ADR	3,926	59,342
		594,030
TOTAL SPAIN		5,162,375

SWEDEN - 1.9%
COMMUNICATIONS EQUIPMENT - 0.2%
Telefonaktiebolaget LM Ericsson - ADR	52,416	461,261

CONSTRUCTION & ENGINEERING - 0.3%
Skanska AB - Class B	37,142	729,423

HOUSEHOLD PRODUCTS - 0.1%
Essity Aktiebolag AB - Class B	12,219	307,124

MACHINERY - 0.8%
Alfa Laval AB	23,419	635,009
Atlas Copco AB – Class A	8,922	257,179
Atlas Copco AB - Class A - ADR	18,292	525,529
Epiroc AB (a)	8,922	99,680
Sandvik AB	19,176	340,347
Sandvik AB - ADR	20,116	356,958
		2,214,702
METALS & MINING - 0.2%
Boliden AB (a)	22,985	641,085

OIL, GAS & CONSUMABLE FUELS - 0.3%
Lundin Petroleum AB	24,270	928,963
TOTAL SWEDEN		5,282,558

SWITZERLAND - 5.7%
CAPITAL MARKETS - 0.5%
Credit Suisse Group AG - ADR	18,311	273,566
Julius Baer Group Ltd. (a)	9,537	477,215
UBS Group AG	46,462	730,847
		1,481,628

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 97.7% (Continued)	Shares	Fair Value
SWITZERLAND - 5.7% (Continued)
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.1%
Swisscom AG - ADR	7,140	$323,585

ELECTRICAL EQUIPMENT - 0.5%
ABB Ltd. - ADR	57,192	1,351,447

FOOD PRODUCTS - 2.0%
Barry Callebaut AG	397	752,377
Nestlé S.A. - ADR	57,524	4,785,997
		5,538,374
INSURANCE - 0.5%
Swiss Re AG	3,563	328,909
Zurich Insurance Group AG - ADR	38,250	1,204,301
		1,533,210
MACHINERY - 0.2%
Schindler Holding AG	2,309	557,106

PHARMACEUTICALS - 1.8%
Novartis AG - ADR	31,455	2,710,163
Roche Holding AG - ADR	79,648	2,402,184
		5,112,347
PROFESSIONAL SERVICES - 0.1%
Adecco S.A.	4,136	217,199
Adecco S.A. - ADR	4,982	130,254
		347,453
TOTAL SWITZERLAND		16,245,150

TAIWAN - 3.1%
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.7%
Chunghwa Telecom Co. Ltd. - ADR	55,092	1,978,354

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.3%
AU Optronics Corp. - ADR	165,806	698,043

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.1%
ASE Industrial Holding Co. Ltd. - ADR (a)	161,815	781,566
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	103,680	4,578,509

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 97.7% (Continued)	Shares	Fair Value
TAIWAN - 3.1% (Continued)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.1% (Continued)
United Microelectronics Corp. - ADR	265,616	$685,289
		6,045,364
TOTAL TAIWAN		8,721,761

TURKEY - 0.2%
BANKS - 0.0%(b)
Turkiye Garanti Bankasi A.S. - ADR	59,610	77,493

WIRELESS TELECOMMUNICATIONS SERVICES - 0.2%
Turkcell Iletisim Hizmetleri A.S. - ADR	84,195	405,820
TOTAL TURKEY		483,313

UNITED KINGDOM - 9.7%
BANKS - 1.3%
HSBC Holdings plc - ADR	60,926	2,680,135
Lloyds Banking Group plc - ADR	269,987	820,760
Standard Chartered plc	37,675	312,477
		3,813,372
CHEMICALS - 0.2%
Croda International plc	8,634	585,352

COMMERCIAL BANKS - 0.2%
Barclays plc - ADR	64,161	574,241

DIVERSIFIED TELECOMMUNICATION SERVICES - 0.2%
BT Group plc - ADR	37,202	549,473

ELECTRIC UTILITIES - 0.3%
SSE plc	8,585	128,221
SSE plc - ADR	43,256	645,596
		773,817
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.1%
Land Securities Group plc	32,724	376,669

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 97.7% (Continued)	Shares	Fair Value
UNITED KINGDOM - 9.7% (Continued)
FOOD & STAPLES RETAILING - 0.4%
J Sainsbury plc	4,806	$20,156
J Sainsbury plc - ADR	18,741	314,005
Tesco plc	53,137	166,066
Tesco plc - ADR	29,931	279,256
WM Morrison Supermarkets plc	29,374	99,304
WM Morrison Supermarkets plc - ADR	8,054	135,468
		1,014,255
FOOD PRODUCTS - 0.1%
Associated British Foods plc	11,454	341,694

HEALTH CARE EQUIPMENT & SUPPLIES - 0.3%
Smith & Nephew plc	4,232	77,189
Smith & Nephew plc - ADR	24,332	902,474
		979,663
HOTELS, RESTAURANTS & LEISURE - 0.9%
Carnival plc - ADR	10,603	668,837
Compass Group plc	2,160	48,025
Compass Group plc - ADR	45,261	1,023,578
Intercontinental Hotels Group plc - ADR	14,026	880,693
		2,621,133
HOUSEHOLD DURABLES - 0.2%
Persimmon plc	15,464	476,637

HOUSEHOLD PRODUCTS - 0.6%
Reckitt Benckiser Group plc	3,329	304,395
Reckitt Benckiser Group plc - ADR	70,985	1,301,865
		1,606,260
INSURANCE - 0.6%
Aviva plc	41,971	267,755
Aviva plc - ADR	22,486	285,235
Prudential plc - ADR	26,183	1,201,538
		1,754,528
MEDIA - 0.7%
Pearson plc - ADR	31,116	358,456
RELX plc	4,710	99,197
RELX plc - ADR	58,124	1,216,535

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 97.7% (Continued)	Shares	Fair Value
UNITED KINGDOM - 9.7% (Continued)
MEDIA - 0.7% (Continued)
Sky plc	19,984	$450,311
		2,124,499
METALS & MINING - 0.2%
Antofagasta plc	31,044	345,841
Fresnillo plc	14,613	156,433
		502,274
MULTI-LINE RETAIL - 0.2%
Marks & Spencer Group plc	10,719	40,345
Marks & Spencer Group plc - ADR	25,759	192,677
Next plc	3,908	279,819
		512,841
MULTI-UTILITIES - 0.6%
National Grid plc - ADR	30,355	1,574,210

PHARMACEUTICALS - 1.5%
AstraZeneca plc - ADR	55,856	2,210,222
GlaxoSmithKline plc - ADR	52,955	2,127,202
		4,337,424
SOFTWARE - 0.1%
Sage Group plc	33,781	258,167
Sage Group plc - ADR	2,320	72,036
		330,203
SPECIALTY RETAIL - 0.1%
Kingfisher plc - ADR	29,151	197,935

TRADING COMPANIES & DISTRIBUTORS - 0.3%
Ashtead Group plc	12,900	409,713
Bunzl plc	12,648	397,754
		807,467
WATER UTILITIES - 0.3%
Severn Trent plc	14,819	357,101
United Utilities Group plc	14,801	135,799
United Utilities Group plc - ADR	12,883	237,305
		730,205

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

COMMON STOCKS - 97.7% (Continued)	Shares	Fair Value
UNITED KINGDOM - 9.7% (Continued)
WIRELESS TELECOMMUNICATION SERVICES - 0.3%
Vodafone Group plc - ADR	44,333	$962,026
TOTAL UNITED KINGDOM		27,546,178

UNITED STATES - 0.3%
HOTELS, RESTAURANTS & LEISURE - 0.3%
Yum China Holdings, Inc.	21,920	769,611

TOTAL COMMON STOCKS (COST $221,103,841)		$277,550,953

PREFERRED STOCKS - 0.2%	Shares	Fair Value
BRAZIL- 0.2%
BANKS - 0.2%
Itau Unibanco Holding S.A. - ADR (COST $594,227)	61,571	$676,050

Schedule of Portfolio Investments (Continued)

Praxis International Index Fund

CORPORATE NOTES - 0.9%	Coupon	Maturity	Par Value	Value
COMMUNITY DEVELOPMENT - 0.9%
Calvert Social Investment Foundation, Inc. (c)	1.000%	12/17/18	$600,000	$598,378
Calvert Social Investment Foundation, Inc. (c)	1.500%	06/17/19	500,000	496,220
Calvert Social Investment Foundation, Inc. (c)	1.500%	06/15/20	500,000	488,730
Calvert Social Investment Foundation, Inc. (c)	3.000%	06/15/23	870,000	864,899
TOTAL CORPORATE NOTES (COST $2,470,000)				$2,448,227

TOTAL INVESTMENTS - (COST $224,168,068) - 98.8%				$280,675,230

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.2%				3,279,663

NET ASSET - 100.0%				$283,954,893

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	Restricted and illiquid securities not registered under the Securities Act of 1933 are as follows:

	Acquisition	Current	Fair	% of Net
	Date	Cost	Value	Assets

Calvert Social Investment Foundation, Inc. 1.00%, 12/17/18	12/15/17	$600,000	$598,378	0.2%

Calvert Social Investment Foundation, Inc. 1.50%, 06/17/19	06/10/16	500,000	496,220	0.2%

Calvert Social Investment Foundation, Inc. 1.50%, 06/15/20	06/15/17	500,000	488,730	0.2%

Calvert Social Investment Foundation, Inc. 3.00%, 06/15/23	06/15/18	870,000	864,899	0.3%
		$2,470,000	$2,448,227	0.9%

ADR - American Depositary Receipt
plc - Public Liability Company
REIT - Real Estate Investment Trust

See accompanying notes to Schedules of Investments.

Schedule of Portfolio Investments

Praxis Value Index Fund

September 30, 2018 (Unaudited)

COMMON STOCKS - 98.7%	Shares	Value
AEROSPACE & DEFENSE - 0.2%
TransDigm Group, Inc. (a)	1,320	$491,436

AIR FREIGHT & LOGISTICS - 0.8%
FedEx Corp.	2,330	561,041
United Parcel Service, Inc. - Class B	9,500	1,109,125
		1,670,166
AIRLINES - 0.7%
American Airlines Group, Inc.	8,120	335,600
Delta Air Lines, Inc.	11,300	653,479
United Continental Holdings, Inc. (a)	5,100	454,206
		1,443,285
AUTO COMPONENTS - 0.3%
Aptiv plc	4,830	405,237
Goodyear Tire & Rubber Co. (The)	9,590	224,310
		629,547
AUTOMOBILES - 0.4%
Ford Motor Co.	89,723	829,938

BANKS - 12.1%
Bank of America Corp.	97,050	2,859,093
BB&T Corp.	25,054	1,216,121
Citigroup, Inc.	47,696	3,421,711
Citizens Financial Group, Inc.	11,030	425,427
Fifth Third Bancorp	19,490	544,161
Huntington Bancshares, Inc.	31,664	472,427
JPMorgan Chase & Co.	66,715	7,528,121
KeyCorp	30,658	609,788
M&T Bank Corp.	4,596	756,226
People's United Financial, Inc.	31,070	531,918
PNC Financial Services Group, Inc. (The)	12,861	1,751,539
Regions Financial Corp.	24,860	456,181
SunTrust Banks, Inc.	9,866	658,950
U.S. Bancorp	45,657	2,411,146
Zions Bancorp.	5,120	256,768
		23,899,577
BEVERAGES - 1.8%
Coca-Cola Co. (The)	43,200	1,995,408

Schedule of Portfolio Investments (Continued)

Praxis Value Index Fund

COMMON STOCKS - 98.7% (Continued)	Shares	Value
BEVERAGES - 1.8% (Continued)
PepsiCo, Inc.	14,219	$1,589,684
		3,585,092
BIOTECHNOLOGY - 1.6%
AbbVie, Inc.	3,278	310,033
Alexion Pharmaceuticals, Inc. (a)	2,410	335,014
Amgen, Inc.	6,444	1,335,777
Biogen, Inc. (a)	1,360	480,502
Gilead Sciences, Inc.	10,230	789,858
		3,251,184
BUILDING PRODUCTS - 0.6%
Johnson Controls International plc	33,017	1,155,595

CAPITAL MARKETS - 3.1%
Bank of New York Mellon Corp. (The)	24,944	1,271,895
BlackRock, Inc.	992	467,559
CME Group, Inc.	1,860	316,591
Franklin Resources, Inc.	7,540	229,291
Goldman Sachs Group, Inc. (The)	6,567	1,472,584
Invesco Ltd.	9,712	222,211
Morgan Stanley	24,871	1,158,242
Northern Trust Corp.	3,977	406,171
State Street Corp.	6,240	522,787
		6,067,331
CHEMICALS - 4.7%
Air Products & Chemicals, Inc.	4,847	809,691
DowDuPont, Inc.	68,153	4,382,920
Eastman Chemical Co.	3,520	336,935
Ecolab, Inc.	4,576	717,425
International Flavors & Fragrances, Inc.	4,490	624,649
LyondellBasell Industries N.V. - Class A	8,330	853,908
Mosaic Co. (The)	10,240	332,595
Praxair, Inc.	7,896	1,269,124
		9,327,247
COMMERCIAL SERVICES & SUPPLIES - 0.8%
Republic Services, Inc.	9,250	672,105
Stericycle, Inc. (a)	3,920	230,025
Waste Management, Inc.	7,680	693,965
		1,596,095

Schedule of Portfolio Investments (Continued)

Praxis Value Index Fund

COMMON STOCKS - 98.7% (Continued)	Shares	Value
COMMUNICATIONS EQUIPMENT - 1.2%
Cisco Systems, Inc.	49,115	$2,389,445

CONSUMER FINANCE - 1.2%
American Express Co.	4,674	497,734
Capital One Financial Corp.	10,660	1,011,954
Discover Financial Services	6,670	509,922
Synchrony Financial	13,930	432,944
		2,452,554
CONTAINERS & PACKAGING - 0.5%
Ball Corp.	12,508	550,227
International Paper Co.	5,781	284,136
WestRock Co.	4,550	243,152
		1,077,515
DISTRIBUTORS - 0.3%
Genuine Parts Co.	5,340	530,796

DIVERSIFIED FINANCIAL SERVICES - 0.2%
Jefferies Financial Group, Inc.	16,790	368,708

DIVERSIFIED TELECOMMUNICATION SERVICES - 4.6%
AT&T, Inc.	135,106	4,536,859
CenturyLink, Inc.	23,288	493,706
Verizon Communications, Inc.	76,140	4,065,115
		9,095,680
ELECTRIC UTILITIES - 4.0%
American Electric Power Co., Inc.	15,270	1,082,338
Duke Energy Corp.	23,444	1,875,989
Edison International	8,487	574,400
Eversource Energy	7,950	488,448
NextEra Energy, Inc.	6,925	1,160,630
PPL Corp.	28,101	822,235
Southern Co. (The)	30,761	1,341,180
Xcel Energy, Inc.	11,424	539,327
		7,884,547
ELECTRICAL EQUIPMENT - 0.9%
Eaton Corp. plc	9,150	793,579
Emerson Electric Co.	8,424	645,110

Schedule of Portfolio Investments (Continued)

Praxis Value Index Fund

COMMON STOCKS - 98.7% (Continued)	Shares	Value
ELECTRICAL EQUIPMENT - 0.9% (Continued)
Rockwell Automation, Inc.	2,280	$427,546
		1,866,235
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.1%
TE Connectivity Ltd.	3,066	269,593

ENERGY EQUIPMENT & SERVICES - 2.4%
Baker Hughes, a GE Co.	32,000	1,082,560
Helmerich & Payne, Inc.	7,130	490,330
National Oilwell Varco, Inc.	9,526	410,380
Schlumberger Ltd.	38,646	2,354,314
TechnipFMC plc	13,090	409,063
		4,746,647
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.4%
Boston Properties, Inc.	2,920	359,423
Crown Castle International Corp.	3,840	427,507
Equity Residential	5,230	346,540
HCP, Inc.	8,647	227,589
Host Hotels & Resorts, Inc.	15,800	333,380
Iron Mountain, Inc.	11,310	390,421
Public Storage	1,620	326,641
Simon Property Group, Inc.	3,089	545,981
SL Green Realty Corp.	2,780	271,133
Ventas, Inc.	6,840	371,959
Welltower, Inc.	12,200	784,704
Weyerhaeuser Co.	11,149	359,778
		4,745,056
FOOD & STAPLES RETAILING - 3.6%
Costco Wholesale Corp.	7,430	1,745,158
Kroger Co. (The)	28,144	819,272
Sysco Corp.	7,993	585,487
Walgreen Boots Alliance, Inc.	18,410	1,342,089
Walmart, Inc.	28,850	2,709,304
		7,201,310
FOOD PRODUCTS - 2.4%
Conagra Brands, Inc.	6,540	222,164
General Mills, Inc.	15,974	685,604

Schedule of Portfolio Investments (Continued)

Praxis Value Index Fund

COMMON STOCKS - 98.7% (Continued)	Shares	Value
FOOD PRODUCTS - 2.4% (Continued)
Hormel Foods Corp.	10,080	$397,152
J.M. Smucker Co. (The)	2,030	208,298
Kellogg Co.	10,489	734,440
Kraft Heinz Co. (The)	16,630	916,479
Mondelez International, Inc. - Class A	30,982	1,330,987
Tyson Foods, Inc. - Class A	5,830	347,060
		4,842,184
GAS UTILITIES - 0.3%
Sempra Energy	5,733	652,129

HEALTH CARE EQUIPMENT & SUPPLIES - 2.5%
Abbott Laboratories	4,340	318,382
Baxter International, Inc.	6,002	462,694
Danaher Corp.	20,910	2,272,081
Dentsply Sirona, Inc.	4,770	180,020
Medtronic plc	17,180	1,689,997
		4,923,174
HEALTH CARE PROVIDERS & SERVICES - 3.5%
Aetna, Inc.	3,750	760,687
AmerisourceBergen Corp.	2,260	208,417
Anthem, Inc.	2,850	781,043
Cardinal Health, Inc.	8,170	441,180
CVS Health Corp.	20,473	1,611,635
Express Scripts Holding Co. (a)	9,787	929,863
HCA Healthcare, Inc.	2,520	350,582
Humana, Inc.	2,550	863,226
McKesson Corp.	3,974	527,151
UnitedHealth Group, Inc.	1,390	369,796
		6,843,580
HOTELS, RESTAURANTS & LEISURE - 1.0%
Carnival Corp.	5,563	354,752
McDonald's Corp.	3,440	575,478
Starbucks Corp.	12,890	732,668
Yum! Brands, Inc.	4,510	410,004
		2,072,902
HOUSEHOLD DURABLES - 0.4%
Leggett & Platt, Inc.	7,280	318,791
Newell Brands, Inc.	14,660	297,598

Schedule of Portfolio Investments (Continued)

Praxis Value Index Fund

COMMON STOCKS - 98.7% (Continued)	Shares	Value
HOUSEHOLD DURABLES - 0.4% (Continued)
Whirlpool Corp.	1,752	$208,050
		824,439
HOUSEHOLD PRODUCTS - 1.5%
Colgate-Palmolive Co.	6,578	440,397
Kimberly-Clark Corp.	2,070	235,235
Procter & Gamble Co. (The)	28,046	2,334,268
		3,009,900
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.2%
AES Corp.	29,344	410,816

INDUSTRIAL CONGLOMERATES - 0.2%
Roper Technologies, Inc.	1,100	325,831

INSURANCE - 6.4%
Aflac, Inc.	21,980	1,034,599
Allstate Corp. (The)	8,399	828,981
American International Group, Inc.	34,717	1,848,333
Aon plc	2,137	328,628
Brighthouse Financial, Inc. (a)	5,673	250,974
Chubb Corp.	16,097	2,151,204
Cincinnati Financial Corp.	3,262	250,554
Everest Re Group Ltd.	2,020	461,509
Hartford Financial Services Group, Inc. (The)	9,080	453,637
Lincoln National Corp.	4,220	285,525
Loews Corp.	6,010	301,882
Marsh & McLennan Cos., Inc.	6,280	519,482
MetLife, Inc.	24,023	1,122,355
Principal Financial Group, Inc.	3,860	226,157
Prudential Financial, Inc.	10,620	1,076,018
Travelers Cos., Inc. (The)	8,053	1,044,555
Unum Group	5,160	201,601
Willis Towers Watson plc	2,350	331,209
		12,717,203
INTERNET SOFTWARE & SERVICES - 0.2%
Alphabet, Inc. - Class C (a)	300	358,041

Schedule of Portfolio Investments (Continued)

Praxis Value Index Fund

COMMON STOCKS - 98.7% (Continued)	Shares	Value
IT SERVICES - 2.6%
Accenture plc - Class A	7,630	$1,298,626
DXC Technology Co.	2,460	230,059
International Business Machines Corp.	16,252	2,457,465
Mastercard, Inc. - Class A	1,890	420,733
Paychex, Inc.	3,684	271,326
Visa, Inc. - Class A	3,120	468,281
		5,146,490
LIFE SCIENCES TOOLS & SERVICES - 0.7%
IQVIA Holdings, Inc. (a)	2,740	355,488
Thermo Fisher Scientific, Inc.	3,914	955,329
		1,310,817
MACHINERY – 2.0%
Deere & Co.	4,267	641,458
Dover Corp.	3,223	285,332
Flowserve Corp.	6,920	378,455
Illinois Tool Works, Inc.	5,855	826,258
Ingersoll-Rand plc	5,415	553,955
PACCAR, Inc.	6,906	470,920
Parker-Hannifin Corp.	1,567	288,218
Pentair plc	4,480	194,208
Stanley Black & Decker, Inc.	1,530	224,053
		3,862,857
MEDIA - 2.8%
Comcast Corp. - Class A	42,100	1,490,761
Omnicom Group, Inc.	6,179	420,296
Twenty-First Century Fox, Inc. - Class B	28,250	1,294,415
Viacom, Inc. - Class B	11,130	375,749
Walt Disney Co. (The)	16,247	1,899,924
		5,481,145
METALS & MINING - 0.5%
Newmont Mining Corp.	13,830	417,666
Nucor Corp.	8,860	562,167
		979,833
MULTI-LINE RETAIL - 0.6%
Macy's, Inc.	3,253	112,977
Target Corp.	11,126	981,424
		1,094,401

Schedule of Portfolio Investments (Continued)

Praxis Value Index Fund

COMMON STOCKS - 98.7% (Continued)	Shares	Value
MULTI-UTILITIES - 1.2%
Ameren Corp.	5,570	$352,135
Consolidated Edison, Inc.	7,361	560,835
DTE Energy Co.	3,580	390,686
NiSource, Inc.	13,870	345,640
WEC Energy Group, Inc.	10,870	725,681
		2,374,977
OIL, GAS & CONSUMABLE FUELS - 9.0%
Anadarko Petroleum Corp.	10,690	720,613
Andeavor	2,800	429,800
Apache Corp.	14,098	672,052
ConocoPhillips	36,827	2,850,410
Devon Energy Corp.	14,320	571,941
EQT Corp.	5,638	249,369
Hess Corp.	13,940	997,825
Kinder Morgan, Inc.	65,181	1,155,659
Marathon Oil Corp.	25,286	588,658
Marathon Petroleum Corp.	11,826	945,725
Newfield Exploration Co. (a)	13,130	378,538
Noble Energy, Inc.	17,398	542,644
Occidental Petroleum Corp.	39,840	3,273,653
ONEOK, Inc.	9,005	610,449
Phillips 66	12,810	1,443,943
Pioneer Natural Resources Co.	4,290	747,275
Valero Energy Corp.	10,030	1,140,912
Williams Cos., Inc. (The)	16,591	451,109
		17,770,575
PHARMACEUTICALS - 4.5%
Bristol-Myers Squibb Co.	12,669	786,491
Eli Lilly & Co.	10,287	1,103,898
Johnson & Johnson	26,631	3,679,605
Merck & Co., Inc.	37,641	2,670,253
Mylan N.V. (a)	10,220	374,052
Perrigo Co. plc	3,340	236,472
		8,850,771
PROFESSIONAL SERVICES - 0.3%
IHS Markit Ltd. (a)	6,530	352,359
Nielsen Holdings plc	11,010	304,536
		656,895

Schedule of Portfolio Investments (Continued)

Praxis Value Index Fund

COMMON STOCKS - 98.7% (Continued)	Shares	Value
ROAD & RAIL - 0.9%
Norfolk Southern Corp.	3,145	$567,672
Union Pacific Corp.	7,360	1,198,429
		1,766,101
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.8%
Intel Corp.	41,038	1,940,687
QUALCOMM, Inc.	17,900	1,289,337
Texas Instruments, Inc.	3,000	321,870
		3,551,894
SOFTWARE - 1.2%
CA, Inc.	7,512	331,655
Microsoft Corp.	3,090	353,403
Oracle Corp.	31,632	1,630,946
		2,316,004
SPECIALTY RETAIL - 1.5%
AutoZone, Inc. (a)	420	325,794
Best Buy Co., Inc.	4,590	364,263
Home Depot, Inc. (The)	1,142	236,565
L Brands, Inc.	6,060	183,618
Lowe's Cos., Inc.	6,060	695,809
O'Reilly Automotive, Inc. (a)	1,080	375,106
TJX Cos., Inc. (The)	6,860	768,457
		2,949,612
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.7%
Apple, Inc.	1,610	363,441
HP, Inc.	23,630	608,945
Seagate Technology plc	4,910	232,489
Western Digital Corp.	4,475	261,967
		1,466,842
TEXTILES, APPAREL & LUXURY GOODS - 0.7%
NIKE, Inc. - Class B	8,580	726,898
PVH Corp.	1,810	261,364
VF Corp.	5,110	477,529
		1,465,791

Schedule of Portfolio Investments (Continued)

Praxis Value Index Fund

COMMON STOCKS - 98.7% (Continued)			Shares	Value
TRADING COMPANIES & DISTRIBUTORS - 0.4%
W.W. Grainger, Inc.			1,940	$693,375

WATER UTILITIES - 0.2%
American Water Works Co., Inc.			3,640	320,211

TOTAL COMMON STOCKS (COST $148,595,279)				$195,613,369

CORPORATE NOTES - 0.9%	Coupon	Maturity	Principal Amount	Fair Value
COMMUNITY DEVELOPMENT - 0.9%
Calvert Social Investment Foundation, Inc. (b)	1.000%	12/17/18	$750,000	$747,973
Calvert Social Investment Foundation, Inc. (b)	1.500%	06/17/19	260,000	258,034
Calvert Social Investment Foundation, Inc. (b)	1.500%	06/15/20	250,000	244,365
Calvert Social Investment Foundation, Inc. (b)	3.000%	06/15/23	450,000	447,362
TOTAL CORPORATE NOTES (COST $1,710,000)				$1,697,734

TOTAL INVESTMENTS - (COST $150,305,279) - 99.6%				$197,311,103

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%				790,627

NET ASSETS - 100.0%				$198,101,730

(a)	Non-income producing security.
(b)	Restricted and illiquid securities not registered under the Securities Act of 1933 are as follows:

	Acquisition	Current	Fair	% of Net
	Date	Cost	Value	Assets

Calvert Social Investment Foundation, Inc. 1.00%, 12/17/18	12/15/17	$750,000	$747,973	0.4%

Calvert Social Investment Foundation, Inc. 1.50%, 06/17/19	06/10/16	260,000	258,034	0.2%

Calvert Social Investment Foundation, Inc. 1.50%, 06/15/20	06/15/17	250,000	244,365	0.1%

Calvert Social Investment Foundation, Inc. 3.00%, 06/15/23	06/15/18	450,000	447,362	0.2%
		$1,710,000	$1,697,734	0.9%

plc - Public Liability Company

See accompanying notes to Schedules of Investments.

Schedule of Portfolio Investments

Praxis Growth Index Fund

September 30, 2018 (Unaudited)

COMMON STOCKS - 98.5%	Shares	Value
AEROSPACE & DEFENSE - 0.4%
TransDigm Group, Inc. (a)	3,499	$1,302,678

AIR FREIGHT & LOGISTICS - 0.6%
FedEx Corp.	3,068	738,744
United Parcel Service, Inc. - Class B	9,108	1,063,359
		1,802,103
AIRLINES - 0.3%
American Airlines Group, Inc.	9,480	391,808
Southwest Airlines Co.	8,000	499,600
		891,408
BANKS - 1.6%
Bank of America Corp.	100,541	2,961,938
Citizens Financial Group, Inc.	6,337	244,418
Comerica, Inc.	4,494	405,359
JPMorgan Chase & Co.	4,809	542,648
PNC Financial Services Group, Inc. (The)	2,433	331,350
U.S. Bancorp	4,745	250,583
		4,736,296
BEVERAGES - 1.5%
Coca-Cola Co. (The)	46,914	2,166,958
Monster Beverage Corp. (a)	8,550	498,294
PepsiCo, Inc.	15,693	1,754,477
		4,419,729
BIOTECHNOLOGY - 4.3%
AbbVie, Inc.	39,364	3,723,047
Alexion Pharmaceuticals, Inc. (a)	1,885	262,034
Amgen, Inc.	9,495	1,968,219
Biogen, Inc. (a)	3,308	1,168,750
Celgene Corp. (a)	19,103	1,709,527
Gilead Sciences, Inc.	20,291	1,566,668
Incyte Corp. (a)	4,067	280,948
Regeneron Pharmaceuticals, Inc. (a)	1,737	701,818
Vertex Pharmaceuticals, Inc. (a)	5,884	1,134,082
		12,515,093
BUILDING PRODUCTS - 0.6%
Allegion plc	6,005	543,873
Johnson Controls International plc	12,325	431,375

Schedule of Portfolio Investments (Continued)

Praxis Growth Index Fund

COMMON STOCKS - 98.5% (Continued)	Shares	Value
BUILDING PRODUCTS - 0.6% (Continued)
Masco Corp.	19,360	$708,576
		1,683,824
CAPITAL MARKETS - 2.0%
Ameriprise Financial, Inc.	2,290	338,141
BlackRock, Inc.	2,081	980,838
Cboe Global Markets, Inc.	2,370	227,425
Charles Schwab Corp. (The)	25,758	1,266,006
CME Group, Inc.	5,703	970,708
Moody's Corp.	3,611	603,759
S&P Global, Inc.	5,128	1,001,960
T. Rowe Price Group, Inc.	4,600	502,228
		5,891,065
CHEMICALS - 1.6%
Air Products & Chemicals, Inc.	2,486	415,286
Albemarle Corp.	3,093	308,620
DowDuPont, Inc.	4,133	265,793
Ecolab, Inc.	5,322	834,383
International Flavors & Fragrances, Inc.	3,158	439,341
Praxair, Inc.	8,079	1,298,538
Sherwin-Williams Co. (The)	2,170	987,806
		4,549,767
COMMERCIAL SERVICES & SUPPLIES - 0.9%
Cintas Corp.	1,634	323,221
Republic Services, Inc.	10,213	742,077
Waste Management, Inc.	18,252	1,649,251
		2,714,549
COMMUNICATIONS EQUIPMENT - 0.9%
Cisco Systems, Inc.	50,169	2,440,722
Juniper Networks, Inc.	8,206	245,934
		2,686,656
CONSTRUCTION MATERIALS - 0.1%
Martin Marietta Materials, Inc.	1,616	294,031

CONSUMER FINANCE - 0.4%
American Express Co.	10,373	1,104,621

CONTAINERS & PACKAGING - 0.3%
Avery Dennison Corp.	2,529	274,017

Schedule of Portfolio Investments (Continued)

Praxis Growth Index Fund

COMMON STOCKS - 98.5% (Continued)	Shares	Value
CONTAINERS & PACKAGING - 0.3% (Continued)
Ball Corp.	7,143	$314,221
International Paper Co.	6,608	324,783
		913,021
DISTRIBUTORS - 0.1%
Genuine Parts Co.	2,808	279,115

DIVERSIFIED FINANCIAL SERVICES - 0.4%
Intercontinental Exchange, Inc.	13,888	1,040,072

ELECTRIC UTILITIES - 0.4%
NextEra Energy, Inc.	5,360	898,336
Southern Co. (The)	4,987	217,433
		1,115,769
ELECTRICAL EQUIPMENT - 1.0%
AMETEK, Inc.	9,087	718,964
Emerson Electric Co.	6,649	509,180
Rockwell Automation, Inc.	8,300	1,556,416
		2,784,560
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.7%
Amphenol Corp. - Class A	7,167	673,841
Corning, Inc.	20,828	735,228
TE Connectivity Ltd.	8,175	718,828
		2,127,897
ENERGY EQUIPMENT & SERVICES - 0.1%
Baker Hughes, a GE Co.	5,892	199,326

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.5%
American Tower Corp. - Class A	12,382	1,799,105
AvalonBay Communities, Inc.	2,316	419,543
Boston Properties, Inc.	2,027	249,503
Crown Castle International Corp.	7,128	793,560
Digital Realty Trust, Inc.	4,316	485,464
Equinix, Inc.	1,753	758,856
Essex Property Trust, Inc.	1,991	491,200
Extra Space Storage, Inc.	2,966	256,974

Schedule of Portfolio Investments (Continued)

Praxis Growth Index Fund

COMMON STOCKS - 98.5% (Continued)	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.5% (Continued)
Iron Mountain, Inc.	8,187	$282,615
Prologis, Inc.	13,062	885,473
Public Storage	696	140,335
Simon Property Group, Inc.	1,004	177,457
UDR, Inc.	10,721	433,450
		7,173,535
FOOD & STAPLES RETAILING - 0.0% (b)
Walmart, Inc.	1,686	158,332

FOOD PRODUCTS - 0.1%
General Mills, Inc.	5,481	235,244

HEALTH CARE EQUIPMENT & SUPPLIES - 5.0%
Abbott Laboratories	44,381	3,255,790
Align Technology, Inc. (a)	1,431	559,836
Baxter International, Inc.	7,430	572,779
Becton, Dickinson and Co.	8,031	2,096,091
Boston Scientific Corp. (a)	28,192	1,085,392
Cooper Cos., Inc. (The)	1,161	321,771
Danaher Corp.	4,771	518,417
Edwards Lifesciences Corp. (a)	4,070	708,587
Hologic, Inc. (a)	6,559	268,788
IDEXX Laboratories, Inc. (a)	2,060	514,300
Intuitive Surgical, Inc. (a)	2,661	1,527,414
Medtronic plc	11,661	1,147,092
ResMed, Inc.	3,458	398,846
Stryker Corp.	8,340	1,481,851
		14,456,954
HEALTH CARE PROVIDERS & SERVICES - 3.4%
Aetna, Inc.	3,898	790,709
AmerisourceBergen Corp.	2,297	211,829
Anthem, Inc.	3,101	849,829
Centene Corp. (a)	4,602	666,278
Cigna Corp.	5,474	1,139,960
HCA Healthcare, Inc.	2,580	358,930
UnitedHealth Group, Inc.	21,794	5,798,076
		9,815,611

Schedule of Portfolio Investments (Continued)

Praxis Growth Index Fund

COMMON STOCKS - 98.5% (Continued)	Shares	Value
HEALTH CARE TECHNOLOGY - 0.1%
Cerner Corp. (a)	4,487	$289,008

HOTELS, RESTAURANTS & LEISURE - 2.2%
Carnival Corp.	4,611	294,043
Chipotle Mexican Grill, Inc. (a)	778	353,617
Marriott International, Inc. - Class A	8,558	1,129,913
McDonald's Corp.	15,972	2,671,956
Royal Caribbean Cruises Ltd.	2,560	332,646
Starbucks Corp.	22,982	1,306,297
Yum! Brands, Inc.	3,561	323,730
		6,412,202
HOUSEHOLD DURABLES - 0.2%
D.R. Horton, Inc.	11,874	500,845
Mohawk Industries, Inc. (a)	1,064	186,573
		687,418
HOUSEHOLD PRODUCTS - 1.1%
Church & Dwight Co., Inc.	4,462	264,909
Clorox Co. (The)	2,852	428,969
Colgate-Palmolive Co.	10,399	696,213
Kimberly-Clark Corp.	3,801	431,946
Procter & Gamble Co. (The)	16,130	1,342,500
		3,164,537
INDUSTRIAL CONGLOMERATES - 0.3%
Roper Technologies, Inc.	2,829	837,978

INSURANCE - 1.8%
Aflac, Inc.	8,308	391,058
Allstate Corp. (The)	6,014	593,582
Aon plc	4,556	700,622
Arthur J. Gallagher & Co.	4,367	325,079
Chubb Corp.	2,780	371,519
Marsh & McLennan Cos., Inc.	9,036	747,458
Principal Financial Group, Inc.	3,731	218,599
Progressive Corp. (The)	17,816	1,265,649
Torchmark Corp.	2,891	250,621
Willis Towers Watson plc	1,674	235,933
		5,100,120

Schedule of Portfolio Investments (Continued)

Praxis Growth Index Fund

COMMON STOCKS - 98.5% (Continued)	Shares	Value
INTERNET & DIRECT MARKETING RETAIL - 8.1%
Amazon.com, Inc. (a)	8,654	$17,333,962
Booking Holdings, Inc. (a)	1,030	2,043,520
Expedia Group, Inc.	2,852	372,129
Netflix, Inc. (a)	9,792	3,663,481
		23,413,092
INTERNET SOFTWARE & SERVICES - 8.8%
Akamai Technologies, Inc. (a)	2,899	212,062
Alphabet, Inc. - Class A (a)	4,235	5,111,984
Alphabet, Inc. - Class C (a)	8,821	10,527,599
eBay, Inc. (a)	20,473	676,018
Facebook, Inc. - Class A (a)	52,985	8,713,913
VeriSign, Inc. (a)	2,251	360,430
		25,602,006
IT SERVICES - 6.9%
Accenture plc - Class A	9,729	1,655,876
Automatic Data Processing, Inc.	11,168	1,682,571
Cognizant Technology Solutions Corp. - Class A	12,602	972,244
DXC Technology Co.	2,990	279,625
Fidelity National Information Services, Inc.	4,435	483,725
Fiserv, Inc. (a)	8,820	726,592
Gartner, Inc. (a)	2,140	339,190
Mastercard, Inc. - Class A	21,816	4,856,460
Paychex, Inc.	6,525	480,566
PayPal Holdings, Inc. (a)	22,292	1,958,129
Total System Services, Inc.	3,608	356,254
Visa, Inc. - Class A	41,463	6,223,182
		20,014,414
LEISURE PRODUCTS - 0.2%
Hasbro, Inc.	4,868	511,724

LIFE SCIENCES TOOLS & SERVICES - 1.4%
Agilent Technologies, Inc.	5,785	408,074
Illumina, Inc. (a)	3,249	1,192,578
Mettler-Toledo International, Inc. (a)	600	365,388
Thermo Fisher Scientific, Inc.	7,715	1,883,077
Waters Corp. (a)	1,646	320,443
		4,169,560

Schedule of Portfolio Investments (Continued)

Praxis Growth Index Fund

COMMON STOCKS - 98.5% (Continued)	Shares	Value
MACHINERY - 1.6%
Deere & Co.	4,488	$674,681
Dover Corp.	9,103	805,889
Illinois Tool Works, Inc.	9,594	1,353,905
Ingersoll-Rand plc	2,987	305,570
Parker-Hannifin Corp.	2,881	529,902
Stanley Black & Decker, Inc.	2,002	293,173
Xylem, Inc.	9,923	792,550
		4,755,670
MEDIA - 1.6%
CBS Corp. - Class B	4,421	253,987
Charter Communications, Inc. - Class A (a)	4,569	1,488,946
Comcast Corp. - Class A	36,501	1,292,500
Walt Disney Co. (The)	13,182	1,541,503
		4,576,936
METALS & MINING - 0.1%
Nucor Corp.	4,570	289,966

MULTI-LINE RETAIL - 0.1%
Dollar Tree, Inc. (a)	3,886	316,903

OIL, GAS & CONSUMABLE FUELS - 0.2%
Apache Corp.	5,088	242,545
EQT Corp.	3,387	149,807
ONEOK, Inc.	5,111	346,475
		738,827
PERSONAL PRODUCTS - 0.2%
Estee Lauder Cos., Inc. (The) - Class A	4,590	667,019

PHARMACEUTICALS - 3.5%
Bristol-Myers Squibb Co.	24,259	1,505,999
Eli Lilly & Co.	16,118	1,729,623
Johnson & Johnson	29,871	4,127,276
Merck & Co., Inc.	21,065	1,494,351
Zoetis, Inc.	14,643	1,340,713
		10,197,962
PROFESSIONAL SERVICES - 0.3%
Equifax, Inc.	2,173	283,729
Nielsen Holdings plc	10,461	289,351

Schedule of Portfolio Investments (Continued)

Praxis Growth Index Fund

COMMON STOCKS - 98.5% (Continued)	Shares	Value
PROFESSIONAL SERVICES - 0.3% (Continued)
Verisk Analytics, Inc. (a)	3,035	$365,869
		938,949
ROAD & RAIL - 1.2%
CSX Corp.	19,508	1,444,567
Norfolk Southern Corp.	2,628	474,354
Union Pacific Corp.	9,348	1,522,135
		3,441,056
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.1%
Analog Devices, Inc.	10,101	933,938
Applied Materials, Inc.	24,367	941,785
Broadcom, Inc.	9,079	2,240,062
Intel Corp.	61,671	2,916,422
KLA-Tencor Corp.	4,512	458,915
Lam Research Corp.	3,383	513,201
Microchip Technology, Inc.	7,002	552,528
Micron Technology, Inc. (a)	24,852	1,124,056
NVIDIA Corp.	13,886	3,902,244
QUALCOMM, Inc.	11,434	823,591
Skyworks Solutions, Inc.	3,010	273,037
Texas Instruments, Inc.	24,773	2,657,895
Xilinx, Inc.	4,619	370,305
		17,707,979
SOFTWARE - 11.0%
Activision Blizzard, Inc.	14,771	1,228,800
Adobe Systems, Inc. (a)	10,776	2,908,981
ANSYS, Inc. (a)	1,778	331,917
Autodesk, Inc. (a)	4,626	722,165
Citrix Systems, Inc. (a)	3,452	383,724
Electronic Arts, Inc. (a)	7,552	909,940
Intuit, Inc.	5,164	1,174,294
Microsoft Corp.	164,990	18,869,906
Oracle Corp.	35,196	1,814,706
Red Hat, Inc. (a)	3,789	516,365
salesforce.com, Inc. (a)	15,569	2,475,938
Symantec Corp.	13,164	280,130
Synopsys, Inc. (a)	2,920	287,941
		31,904,807

Schedule of Portfolio Investments (Continued)

Praxis Growth Index Fund

COMMON STOCKS - 98.5% (Continued)	Shares	Value
SPECIALTY RETAIL - 3.1%
Home Depot, Inc. (The)	27,779	$5,754,420
Lowe's Cos., Inc.	12,527	1,438,350
O'Reilly Automotive, Inc. (a)	1,115	387,262
Ross Stores, Inc.	6,132	607,681
TJX Cos., Inc. (The)	3,533	395,767
Ulta Beauty, Inc. (a)	1,400	394,968
		8,978,448
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 8.3%
Apple, Inc.	104,530	23,596,602
NetApp, Inc.	5,407	464,407
		24,061,009
TEXTILES, APPAREL & LUXURY GOODS - 0.7%
NIKE, Inc. - Class B	20,716	1,755,059
VF Corp.	4,295	401,368
		2,156,427
TRADING COMPANIES & DISTRIBUTORS - 0.2%
Fastenal Co.	8,032	466,017

TOTAL COMMON STOCKS (COST $142,500,944)		$286,291,290

Schedule of Portfolio Investments (Continued)

Praxis Growth Index Fund

CORPORATE NOTES - 0.8%	Coupon	Maturity	Principal Amount	Fair Value
COMMUNITY DEVELOPMENT - 0.8%
Calvert Social Investment Foundation, Inc. (c)	1.000%	12/17/18	$175,000	$174,527
Calvert Social Investment Foundation, Inc. (c)	1.500%	06/17/19	800,000	793,951
Calvert Social Investment Foundation, Inc. (c)	1.500%	06/15/20	475,000	464,294
Calvert Social Investment Foundation, Inc. (c)	3.000%	06/15/23	900,000	894,724
TOTAL CORPORATE NOTES (COST $2,350,000)				$2,327,496

TOTAL INVESTMENTS - (COST $144,850,944) - 99.3%				$288,618,786

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%				1,909,917

NET ASSETS - 100.0%				$290,528,703

(a)	Non-income producing security.
(b)	Amounts rounds to less than 0.1%.
(c)	Restricted and illiquid securities not registered under the Securities Act of 1933 are as follows:

	Acquisition	Current	Fair	% of Net
	Date	Cost	Value	Assets

Calvert Social Investment Foundation, Inc. 1.00%, 12/17/18	12/15/17	$175,000	$174,527	0.1%

Calvert Social Investment Foundation, Inc. 1.50%, 06/17/19	06/10/16	800,000	793,951	0.3%

Calvert Social Investment Foundation, Inc. 1.50%, 06/15/20	06/15/17	475,000	464,294	0.1%

Calvert Social Investment Foundation, Inc. 3.00%, 06/15/23	06/15/18	900,000	894,724	0.3%
		$2,350,000	$2,327,496	0.8%

plc - Public Liability Company

See accompanying notes to Schedules of Investments.

Schedule of Portfolio Investments

Praxis Small Cap Index Fund

September 30, 2018 (Unaudited)

COMMON STOCKS - 98.8%	Shares	Value
AEROSPACE & DEFENSE - 0.6%
Axon Enterprise, Inc. (a)	3,650	$249,770
Engility Holdings, Inc. (a)	2,850	102,571
		352,341
AIR FREIGHT & LOGISTICS - 0.7%
Echo Global Logistics, Inc. (a)	2,580	79,851
Forward Air Corp.	2,860	205,062
Hub Group, Inc. - Class A (a)	2,260	103,056
		387,969
AIRLINES - 0.8%
Allegiant Travel Co.	880	111,584
Hawaiian Holdings, Inc.	4,460	178,846
SkyWest, Inc.	3,540	208,506
		498,936
AUTO COMPONENTS - 1.6%
American Axle & Manufacturing Holdings, Inc. (a)	5,900	102,896
Cooper Tire & Rubber Co.	2,150	60,845
Cooper-Standard Holdings, Inc. (a)	1,190	142,776
Dorman Products, Inc. (a)	2,250	173,070
Fox Factory Holding Corp. (a)	3,770	264,089
Gentherm, Inc. (a)	2,520	114,534
Standard Motor Products, Inc.	1,500	73,830
		932,040
AUTOMOBILES - 0.4%
LCI Industries	1,700	140,760
Winnebago Industries, Inc.	3,730	123,649
		264,409
BANKS - 8.5%
Ameris Bancorp	2,470	112,879
Banc of California, Inc.	4,200	79,380
Banner Corp.	1,960	121,853
Boston Private Financial Holdings, Inc.	10,750	146,738
Brookline Bancorp, Inc.	12,520	209,084
Central Pacific Financial Corp.	2,270	59,996
City Holding Co.	1,460	112,128
Columbia Banking System, Inc.	5,790	224,478
Community Bank System, Inc.	4,080	249,166
Customers Bancorp, Inc. (a)	2,090	49,178

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.8% (Continued)	Shares	Value
BANKS - 8.5% (Continued)
CVB Financial Corp.	6,370	$142,178
Fidelity Southern Corp.	2,810	69,632
First BanCorp. (a)	18,890	171,899
First Commonwealth Financial Corp.	5,600	90,384
First Financial Bancorp	13,550	402,435
First Financial Bankshares, Inc.	4,410	260,631
First Midwest Bancorp, Inc.	5,580	148,372
Glacier Bancorp, Inc.	5,010	215,881
Great Western Bancorp, Inc.	3,870	163,275
Hanmi Financial Corp.	2,240	55,776
Hope Bancorp, Inc.	8,360	135,181
Independent Bank Corp.	1,730	142,898
LegacyTexas Financial Group, Inc.	3,040	129,504
NBT Bancorp, Inc.	2,980	114,372
OFG Bancorp	7,240	116,926
Old National Bancorp	9,310	179,683
Opus Bank	1,980	54,252
Pacific Premier Bancorp, Inc. (a)	3,200	119,040
Preferred Bank	860	50,310
S&T Bancorp, Inc.	2,180	94,525
Seacoast Banking Corp. of Florida (a)	5,240	153,008
ServisFirst Bancshares, Inc.	4,920	192,618
Simmons First National Corp. - Class A	3,940	116,033
Southside Bancshares, Inc.	2,307	80,284
Tompkins Financial Corp.	920	74,695
United Community Banks, Inc.	4,800	133,872
Westamerica Bancorp.	1,670	100,467
		5,073,011
BEVERAGES - 0.2%
Coca-Cola Bottling Co. Consolidated	780	142,178

BIOTECHNOLOGY - 2.9%
Acorda Therapeutics, Inc. (a)	3,480	68,382
AMAG Pharmaceuticals, Inc. (a)	2,360	47,200
Cytokinetics, Inc. (a)	4,230	41,665
Eagle Pharmaceuticals, Inc. (a)	1,210	83,889
Emergent BioSolutions, Inc. (a)	3,960	260,687
Enanta Pharmaceuticals, Inc. (a)	1,630	139,300

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.8% (Continued)	Shares	Value
BIOTECHNOLOGY - 2.9% (Continued)
Ligand Pharmaceuticals, Inc. (a)	1,710	$469,378
MiMedx Group, Inc. (a)	9,370	57,907
Momenta Pharmaceuticals, Inc. (a)	6,990	183,837
Progenics Pharmaceuticals, Inc. (a)	9,440	59,189
Repligen Corp. (a)	3,320	184,127
Spectrum Pharmaceuticals, Inc. (a)	7,480	125,664
		1,721,225
BUILDING PRODUCTS - 2.6%
AAON, Inc.	4,090	154,602
American Woodmark Corp. (a)	1,025	80,411
Apogee Enterprises, Inc.	1,960	80,987
Gibraltar Industries, Inc. (a)	3,370	153,672
Insteel Industries, Inc.	2,100	75,348
Patrick Industries, Inc. (a)	1,500	88,800
PGT Innovations, Inc. (a)	4,110	88,776
Quanex Building Products Corp.	5,670	103,194
Simpson Manufacturing Co., Inc.	3,990	289,115
Trex Co., Inc. (a)	3,770	290,215
Universal Forest Products, Inc.	4,680	165,345
		1,570,465
CAPITAL MARKETS - 1.3%
Blucora, Inc. (a)	3,190	128,398
Donnelley Financial Solutions, Inc. (a)	4,680	83,866
Greenhill & Co., Inc.	3,210	84,584
INTL FCStone, Inc. (a)	1,800	86,976
Investment Technology Group, Inc.	2,350	50,901
Piper Jaffray Cos.	1,130	86,275
Virtus Investment Partners, Inc.	490	55,737
Waddell & Reed Financial, Inc. - Class A	5,350	113,313
WisdomTree Investments, Inc.	10,100	85,648
		775,698
CHEMICALS - 1.4%
H.B. Fuller Co.	7,040	363,757
Kraton Corp. (a)	2,560	120,704
Quaker Chemical Corp.	1,130	228,497
Rayonier Advanced Materials, Inc.	3,590	66,164
Stepan Co.	660	57,426
		836,548

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.8% (Continued)	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 3.8%
ABM Industries, Inc.	4,080	$131,580
Brady Corp. - Class A	6,240	273,000
Essendant, Inc.	6,360	81,535
Interface, Inc.	4,680	109,278
LSC Communications, Inc.	2,510	27,761
Matthews International Corp. - Class A	2,810	140,922
Mobile Mini, Inc.	3,110	136,374
Multi-Color Corp.	1,020	63,495
R.R. Donnelley & Sons Co.	11,710	63,234
Team, Inc. (a)	17,140	385,650
Tetra Tech, Inc.	4,740	323,742
UniFirst Corp.	1,550	269,157
US Ecology, Inc.	1,490	109,887
Viad Corp.	1,980	117,315
		2,232,930
COMMUNICATIONS EQUIPMENT - 1.8%
ADTRAN, Inc.	6,530	115,255
Applied Optoelectronics, Inc. (a)	2,330	57,458
CalAmp Corp. (a)	3,190	76,432
Finisar Corp. (a)	15,710	299,275
Harmonic, Inc. (a)	14,710	80,905
NETGEAR, Inc. (a)	2,450	153,982
Oclaro, Inc. (a)	12,690	113,449
Viavi Solutions, Inc. (a)	15,670	177,698
		1,074,454
CONSTRUCTION & ENGINEERING - 0.4%
Aegion Corp. (a)	2,880	73,095
Comfort Systems USA, Inc.	2,340	131,976
MYR Group, Inc. (a)	1,530	49,939
		255,010
CONSTRUCTION MATERIALS - 0.1%
U.S. Concrete, Inc. (a)	1,100	50,435

CONSUMER FINANCE - 1.1%
Encore Capital Group, Inc. (a)	2,750	98,587
Enova International, Inc. (a)	2,610	75,168
Green Dot Corp. - Class A (a)	3,100	275,342
PRA Group, Inc. (a)	3,460	124,560

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.8% (Continued)	Shares	Value
CONSUMER FINANCE - 1.1% (Continued)
World Acceptance Corp. (a)	710	$81,196
		654,853
CONTAINERS & PACKAGING - 0.7%
Ingevity Corp. (a)	3,270	333,148
Myers Industries, Inc.	4,580	106,485
		439,633
DIVERSIFIED CONSUMER SERVICES - 0.5%
American Public Education, Inc. (a)	2,580	85,269
Career Education Corp. (a)	4,710	70,320
Strategic Education, Inc.	1,080	147,993
		303,582
DIVERSIFIED TELECOMMUNICATION SERVICES - 1.3%
ATN International, Inc.	1,320	97,522
Cincinnati Bell, Inc. (a)	3,160	50,402
Cogent Communications Holdings, Inc.	3,200	178,560
Consolidated Communications Holdings, Inc.	3,970	51,769
Iridium Communications, Inc. (a)	10,490	236,025
Vonage Holdings Corp. (a)	12,850	181,956
		796,234
ELECTRICAL EQUIPMENT - 0.6%
AZZ, Inc.	1,800	90,900
Encore Wire Corp.	1,700	85,170
Franklin Electric Co., Inc.	4,130	195,142
		371,212
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 4.5%
Anixter International, Inc. (a)	2,180	153,254
Badger Meter, Inc.	2,110	111,724
Benchmark Electronics, Inc.	3,960	92,664
Control4 Corp. (a)	5,090	174,740
CTS Corp.	2,780	95,354
Daktronics, Inc.	9,940	77,930
Electro Scientific Industries, Inc. (a)	4,390	76,605
ePlus, Inc. (a)	1,060	98,262
Fabrinet (a)	2,610	120,739
FARO Technologies, Inc. (a)	1,290	83,011

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.8% (Continued)	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 4.5% (Continued)
II-VI, Inc. (a)	3,780	$178,794
Insight Enterprises, Inc. (a)	2,820	152,534
Itron, Inc. (a)	3,150	202,230
KEMET Corp. (a)	3,210	59,545
Methode Electronics, Inc.	2,500	90,500
MTS Systems Corp.	1,320	72,270
OSI Systems, Inc. (a)	1,360	103,782
Plexus Corp. (a)	2,470	144,520
Rogers Corp. (a)	1,610	237,185
Sanmina Corp. (a)	5,140	141,864
ScanSource, Inc. (a)	2,400	95,760
TTM Technologies, Inc. (a)	7,390	117,575
		2,680,842
ENERGY EQUIPMENT & SERVICES - 2.9%
Archrock, Inc.	10,760	131,272
C&J Energy Services, Inc. (a)	3,940	81,952
Era Group, Inc. (a)	5,770	71,260
Exterran Corp. (a)	2,910	77,202
Helix Energy Solutions Group, Inc. (a)	18,730	185,052
Newpark Resources, Inc. (a)	16,660	172,431
Noble Corp. plc (a)	28,070	197,332
Oil States International, Inc. (a)	4,250	141,100
Pioneer Energy Services Corp. (a)	36,020	106,259
ProPetro Holding Corp. (a)	10,860	179,081
SEACOR Holdings, Inc. (a)	1,250	61,762
TETRA Technologies, Inc. (a)	11,700	52,767
U.S. Silica Holdings, Inc.	6,050	113,922
Unit Corp. (a)	4,730	123,264
		1,694,656
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 5.2%
Acadia Realty Trust	5,320	149,120
Agree Realty Corp.	1,980	105,178
American Assets Trust, Inc.	3,790	141,329
Armada Hoffler Properties, Inc.	8,590	129,795
CareTrust REIT, Inc.	5,220	92,446
CBL & Associates Properties, Inc.	19,450	77,605

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.8% (Continued)	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 5.2% (Continued)
Chesapeake Lodging Trust	3,710	$118,980
DiamondRock Hospitality Co.	14,040	163,847
EastGroup Properties, Inc.	2,720	260,086
Four Corners Property Trust, Inc.	4,110	105,586
Franklin Street Properties Corp.	7,520	60,085
Government Properties Income Trust	6,310	71,240
Hersha Hospitality Trust	2,630	59,622
Independence Realty Trust, Inc.	16,080	169,322
Kite Realty Group Trust	5,340	88,911
Lexington Realty Trust	19,510	161,933
LTC Properties, Inc.	2,270	100,130
National Storage Affiliates Trust	4,190	106,594
Pennsylvania Real Estate Investment Trust	8,260	78,140
PS Business Parks, Inc.	1,590	202,073
Retail Opportunity Investments Corp.	7,190	134,237
Saul Centers, Inc.	1,440	80,640
Summit Hotel Properties, Inc.	9,270	125,423
Universal Health Realty Income Trust	1,650	122,776
Washington Prime Group, Inc.	23,940	174,762
		3,079,860
FOOD & STAPLES RETAILING - 0.4%
Andersons, Inc. (The)	1,860	70,029
SpartanNash Co.	2,920	58,575
Supervalu, Inc. (a)	2,687	86,575
		215,179
FOOD PRODUCTS - 1.4%
B&G Foods, Inc.	4,680	128,466
Calavo Growers, Inc.	1,050	101,430
Cal-Maine Foods, Inc.	3,150	152,145
Darling Ingredients, Inc. (a)	11,730	226,624
J & J Snack Foods Corp.	1,600	241,424
		850,089
GAS UTILITIES - 1.5%
Northwest Natural Gas Co.	3,330	222,777
South Jersey Industries, Inc.	8,910	314,256
Spire, Inc.	4,780	351,569
		888,602

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.8% (Continued)	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES - 3.0%
AngioDynamics, Inc. (a)	3,020	$65,655
Anika Therapeutics, Inc. (a)	1,450	61,161
CryoLife, Inc. (a)	3,830	134,816
Heska Corp. (a)	480	54,389
Integer Holdings Corp. (a)	2,180	180,831
Invacare Corp.	3,570	51,944
Lantheus Holdings, Inc. (a)	3,780	56,511
LeMaitre Vascular, Inc.	1,550	60,047
Meridian Bioscience, Inc.	4,390	65,411
Merit Medical Systems, Inc. (a)	4,100	251,945
Neogen Corp. (a)	3,973	284,189
OraSure Technologies, Inc. (a)	6,510	100,579
Orthofix Medical, Inc. (a)	2,050	118,510
Tactile Systems Technology, Inc. (a)	2,490	176,914
Varex Imaging Corp. (a)	4,550	130,403
		1,793,305
HEALTH CARE PROVIDERS & SERVICES - 3.2%
Amedisys, Inc. (a)	2,810	351,138
AMN Healthcare Services, Inc. (a)	3,380	184,886
BioTelemetry, Inc. (a)	2,040	131,478
CorVel Corp. (a)	1,030	62,057
Cross Country Healthcare, Inc. (a)	13,360	116,633
Ensign Group, Inc. (The)	3,400	128,928
LHC Group, Inc. (a)	2,820	290,432
Magellan Health, Inc. (a)	1,600	115,280
Owens & Minor, Inc.	3,670	60,628
Providence Service Corp. (The) (a)	1,220	82,082
Select Medical Holdings Corp. (a)	11,670	214,728
Tivity Health, Inc. (a)	2,400	77,160
U.S. Physical Therapy, Inc.	850	100,810
		1,916,240
HEALTH CARE SERVICES - 0.2%
Diplomat Pharmacy, Inc. (a)	7,240	140,528

HEALTH CARE TECHNOLOGY - 1.0%
HealthStream, Inc.	2,180	67,602
HMS Holdings Corp. (a)	5,890	193,251
NextGen Healthcare, Inc. (a)	4,120	82,730

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.8% (Continued)	Shares	Value
HEALTH CARE TECHNOLOGY - 1.0% (Continued)
Omnicell, Inc. (a)	2,840	$204,196
Tabula Rasa HealthCare, Inc. (a)	860	69,823
		617,602
HOTELS, RESTAURANTS & LEISURE - 2.1%
Belmond Ltd. - Class A (a)	6,450	117,712
Chuy's Holdings, Inc. (a)	2,270	59,588
Dave & Buster's Entertainment, Inc.	3,440	227,797
Dine Brands Global, Inc.	1,870	152,050
Fiesta Restaurant Group, Inc. (a)	3,740	100,045
Marcus Corp. (The)	1,880	79,054
Red Robin Gourmet Burgers, Inc. (a)	1,120	44,968
Shake Shack, Inc. - Class A (a)	1,400	88,214
Sonic Corp.	3,820	165,559
Wingstop, Inc.	3,190	217,781
		1,252,768
HOUSEHOLD DURABLES - 2.1%
Cavco Industries, Inc. (a)	790	199,870
Ethan Allen Interiors, Inc.	2,030	42,123
Installed Building Products, Inc. (a)	2,400	93,600
iRobot Corp. (a)	1,930	212,146
La-Z-Boy, Inc.	3,670	115,972
LGI Homes, Inc. (a)	1,640	77,802
M.D.C. Holdings, Inc.	3,402	100,631
M/I Homes, Inc. (a)	1,900	45,467
Meritage Homes Corp. (a)	2,680	106,932
TopBuild Corp. (a)	2,710	153,982
Universal Electronics, Inc. (a)	1,350	53,122
William Lyon Homes - Class A (a)	2,360	37,500
		1,239,147
HOUSEHOLD PRODUCTS - 0.7%
Central Garden & Pet Co. - Class A (a)	3,330	110,356
WD-40 Co.	1,710	294,291
		404,647
INDUSTRIAL CONGLOMERATES - 0.3%
Raven Industries, Inc.	3,260	149,145

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.8% (Continued)	Shares	Value
INSURANCE - 3.5%
Ambac Financial Group, Inc. (a)	2,860	$58,401
American Equity Investment Life Holding Co.	6,800	240,448
AMERISAFE, Inc.	1,540	95,403
eHealth, Inc. (a)	3,080	87,041
Employers Holdings, Inc.	2,590	117,327
Horace Mann Educators Corp.	3,080	138,292
Maiden Holdings Ltd.	21,500	61,275
Navigators Group, Inc. (The)	2,540	175,514
ProAssurance Corp.	5,150	241,793
RLI Corp.	2,580	202,736
Safety Insurance Group, Inc.	1,790	160,384
Selective Insurance Group, Inc.	3,910	248,285
Stewart Information Services Corp.	1,710	76,967
United Fire Group, Inc.	1,370	69,555
Universal Insurance Holdings, Inc.	2,220	107,781
		2,081,202
INTERNET & DIRECT MARKETING RETAIL - 0.5%
Nutrisystem, Inc.	2,150	79,657
PetMed Express, Inc.	1,670	55,127
Shutterfly, Inc. (a)	2,500	164,725
		299,509
INTERNET SOFTWARE & SERVICES - 1.3%
Alarm.com Holdings, Inc. (a)	2,120	121,688
LivePerson, Inc. (a)	4,880	126,636
Shutterstock, Inc.	2,450	133,721
SPS Commerce, Inc. (a)	1,280	127,027
Stamps.com, Inc. (a)	1,120	253,344
		762,416
IT SERVICES - 1.7%
Cardtronics plc - Class A (a)	3,300	104,412
CSG Systems International, Inc.	2,660	106,772
ExlService Holdings, Inc. (a)	2,360	156,232
Perficient, Inc. (a)	3,200	85,280
Sykes Enterprises, Inc. (a)	3,400	103,666
Travelport Worldwide Ltd.	11,850	199,910

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.8% (Continued)	Shares	Value
IT SERVICES - 1.7% (Continued)
TTEC Holdings, Inc.	1,960	$50,764
Unisys Corp. (a)	2,980	60,792
Virtusa Corp. (a)	2,370	127,293
		995,121
LEISURE PRODUCTS - 0.4%
Callaway Golf Co.	8,680	210,837

LIFE SCIENCES TOOLS & SERVICES - 0.5%
Cambrex Corp. (a)	2,535	173,394
Luminex Corp.	4,580	138,820
		312,214
MACHINERY - 6.1%
Actuant Corp. - Class A	4,520	126,108
Alamo Group, Inc.	690	63,211
Albany International Corp. - Class A	2,090	166,155
Astec Industries, Inc.	1,530	77,127
Barnes Group, Inc.	3,690	262,101
Briggs & Stratton Corp.	3,210	61,728
Chart Industries, Inc. (a)	2,270	177,809
CIRCOR International, Inc.	1,270	60,325
EnPro Industries, Inc.	1,980	144,401
ESCO Technologies, Inc.	1,900	129,295
Federal Signal Corp.	4,870	130,419
Greenbrier Cos., Inc. (The)	2,030	122,003
Harsco Corp. (a)	6,320	180,436
Hillenbrand, Inc.	6,140	321,122
John Bean Technologies Corp.	2,085	248,741
Lindsay Corp.	840	84,202
Lydall, Inc. (a)	1,350	58,185
Mueller Industries, Inc.	4,570	132,439
Proto Labs, Inc. (a)	1,720	278,210
SPX Corp. (a)	3,480	115,919
SPX FLOW, Inc. (a)	2,860	148,720
Standex International Corp.	1,630	169,927
Tennant Co.	1,310	99,494
Wabash National Corp.	4,440	80,941
Watts Water Technologies, Inc. - Class A	2,220	184,260
		3,623,278

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.8% (Continued)	Shares	Value
MARINE - 0.2%
Matson, Inc.	3,030	$120,109

MEDIA - 0.7%
EW Scripps Co. - Class A	9,180	151,470
Gannett Co., Inc.	8,110	81,181
New Media Investment Group, Inc.	4,350	68,251
Scholastic Corp.	2,210	103,185
		404,087
METALS & MINING - 0.4%
Materion Corp.	2,680	162,140
Olympic Steel, Inc.	4,480	93,498
		255,638
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.8%
Apollo Commercial Real Estate Finance, Inc.	9,860	186,058
ARMOUR Residential REIT, Inc.	2,460	55,227
Capstead Mortgage Corp.	12,570	99,429
Invesco Mortgage Capital, Inc.	6,430	101,722
Redwood Trust, Inc.	3,620	58,789
		501,225
MULTILINE RETAIL - 0.1%
J. C. Penney Company, Inc. (a)	41,920	69,587

MULTI-UTILITIES - 0.5%
Avista Corp.	6,110	308,922

OIL, GAS & CONSUMABLE FUELS - 0.9%
Cloud Peak Energy, Inc. (a)	22,230	51,129
Denbury Resources, Inc. (a)	33,690	208,878
Green Plains, Inc.	5,970	102,684
HighPoint Resources Corp. (a)	9,320	45,481
Penn Virginia Corp. (a)	670	53,962
Renewable Energy Group, Inc. (a)	2,160	62,208
		524,342
PAPER & FOREST PRODUCTS - 1.1%
Boise Cascade Co.	3,890	143,152
Clearwater Paper Corp. (a)	1,870	55,539
KapStone Paper and Packaging Corp.	7,190	243,813

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.8% (Continued)	Shares	Value
PAPER & FOREST PRODUCTS - 1.1% (Continued)
Neenah, Inc.	2,500	$215,750
		658,254
PERSONAL PRODUCTS - 0.7%
Medifast, Inc.	1,770	392,144

PHARMACEUTICALS - 1.4%
Amphastar Pharmaceuticals, Inc. (a)	3,400	65,416
Assertio Therapeutics, Inc. (a)	9,790	57,565
Endo International plc (a)	15,720	264,567
Innoviva, Inc. (a)	9,270	141,275
Medicines Co. (The) (a)	4,760	142,372
Supernus Pharmaceuticals, Inc. (a)	3,420	172,197
		843,392
PROFESSIONAL SERVICES - 2.4%
ASGN, Inc. (a)	3,380	266,783
Exponent, Inc.	4,040	216,544
FTI Consulting, Inc. (a)	810	59,284
Insperity, Inc.	2,780	327,901
Kelly Services, Inc. - Class A	2,590	62,238
Korn/Ferry International	4,520	222,565
Navigant Consulting, Inc.	4,350	100,311
TrueBlue, Inc. (a)	3,620	94,301
WageWorks, Inc. (a)	2,490	106,447
		1,456,374
REAL ESTATE INVESTMENT TRUSTS (REIT) - 0.2%
iStar Financial, Inc.	5,320	59,425
New York Mortgage Trust, Inc.	9,390	57,091
		116,516
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.3%
HFF, Inc. - Class A	2,570	109,174
RE/MAX Holdings, Inc. - Class A	1,260	55,881
		165,055
ROAD & RAIL - 0.7%
ArcBest Corp.	1,760	85,448
Heartland Express, Inc.	5,750	113,448

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.8% (Continued)	Shares	Value
ROAD & RAIL - 0.7% (Continued)
Marten Transport Ltd.	3,300	$69,465
Saia, Inc. (a)	1,850	141,432
		409,793
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 3.0%
Advanced Energy Industries, Inc. (a)	2,880	148,752
Axcelis Technologies, Inc. (a)	3,000	58,950
Brooks Automation, Inc.	5,540	194,066
Cabot Microelectronics Corp.	1,630	168,167
CEVA, Inc. (a)	1,740	50,025
Diodes, Inc. (a)	2,910	96,874
Ichor Holdings Ltd. (a)	2,770	56,563
Kulicke & Soffa Industries, Inc.	5,390	128,498
MaxLinear, Inc. (a)	3,800	75,544
Nanometrics, Inc. (a)	2,070	77,666
Power Integrations, Inc.	1,970	124,504
Rambus, Inc. (a)	7,285	79,479
Rudolph Technologies, Inc. (a)	2,700	66,015
Semtech Corp. (a)	4,710	261,876
SolarEdge Technologies, Inc. (a)	3,170	119,351
Xperi Corp.	3,380	50,193
		1,756,523
SOFTWARE – 2.1%
8x8, Inc. (a)	6,310	134,087
Agilysys, Inc. (a)	6,190	100,897
Bottomline Technologies (de), Inc. (a)	3,210	233,399
Ebix, Inc.	1,900	150,385
MicroStrategy, Inc. - Class A (a)	680	95,622
Monotype Imaging Holdings, Inc.	3,610	72,922
Progress Software Corp.	3,880	136,925
Qualys, Inc. (a)	2,220	197,802
TiVo Corp.	8,170	101,716
		1,223,755
SPECIALTY RETAIL - 4.1%
Abercrombie & Fitch Co. - Class A	5,900	124,608
Asbury Automotive Group, Inc. (a)	1,760	121,000
Ascena Retail Group, Inc. (a)	24,820	113,427
Caleres, Inc.	3,100	111,166

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.8% (Continued)	Shares	Value
SPECIALTY RETAIL - 4.1% (Continued)
Chico's FAS, Inc.	9,750	$84,533
Children's Place, Inc. (The)	1,390	177,642
DSW, Inc. - Class A	2,890	97,913
Express, Inc. (a)	6,430	71,116
GameStop Corp. - Class A	4,120	62,912
Genesco, Inc. (a)	1,570	73,947
Group 1 Automotive, Inc.	1,380	89,562
Guess?, Inc.	9,260	209,276
Hibbett Sports, Inc. (a)	3,770	70,876
Lithia Motors, Inc. - Class A	1,650	134,739
Lumber Liquidators Holdings, Inc. (a)	2,930	45,386
MarineMax, Inc. (a)	2,510	53,338
Monro, Inc.	2,320	161,472
Office Depot, Inc.	40,730	130,743
RH (a)	1,400	183,414
Sleep Number Corp. (a)	3,400	125,052
Tailored Brands, Inc.	5,280	133,003
Vitamin Shoppe, Inc. (a)	8,290	82,900
		2,458,025
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.7%
3D Systems Corp. (a)	8,770	165,753
Cray, Inc. (a)	3,130	67,295
Electronics For Imaging, Inc. (a)	3,390	115,531
NIC, Inc.	4,840	71,632
		420,211
TEXTILES, APPAREL & LUXURY GOODS - 2.1%
Crocs, Inc. (a)	6,870	146,262
Fossil Group, Inc. (a)	2,270	52,846
G-III Apparel Group Ltd. (a)	5,110	246,251
Movado Group, Inc.	1,630	68,297
Oxford Industries, Inc.	1,855	167,321
Steven Madden Ltd.	5,170	273,493
Wolverine World Wide, Inc.	7,210	281,550
		1,236,020
THRIFTS & MORTGAGE FINANCE - 1.3%
Axos Financial, Inc. (a)	3,910	134,465
Dime Community Bancshares, Inc.	540	9,639

Schedule of Portfolio Investments (Continued)

Praxis Small Cap Index Fund

COMMON STOCKS - 98.8% (Continued)	Shares	Value
THRIFTS & MORTGAGE FINANCE - 1.3% (Continued)
HomeStreet, Inc. (a)	2,050	$54,325
Meta Financial Group, Inc.	800	66,120
NMI Holdings, Inc. - Class A (a)	2,990	67,724
Northwest Bancshares, Inc.	7,750	134,230
Provident Financial Services, Inc.	4,170	102,373
TrustCo Bank Corp.	11,340	96,390
Walker & Dunlop, Inc.	2,200	116,336
		781,602
TRADING COMPANIES & DISTRIBUTORS - 0.6%
Applied Industrial Technologies, Inc.	2,920	228,490
DXP Enterprises, Inc. (a)	1,540	61,708
Veritiv Corp. (a)	2,140	77,896
		368,094
WATER UTILITIES - 0.7%
American States Water Co.	3,640	222,550
California Water Service Group	4,300	184,470
		407,020

TOTAL COMMON STOCKS (COST $49,235,342)		$58,817,038

CORPORATE NOTES - 0.8%	Coupon	Maturity	Principal Amount	Fair Value
COMMUNITY DEVELOPMENT - 0.8%
Calvert Social Investment Foundation, Inc. (b)	1.500%	06/15/20	$175,000	$171,056
Calvert Social Investment Foundation, Inc. (b)	3.000%	06/15/23	330,000	328,065
TOTAL CORPORATE NOTES (COST $505,000)				$499,121

Schedule of Portfolio Investments (Continued) Praxis Small Cap Index Fund

TOTAL INVESTMENTS - (COST $49,740,342) - 99.6%	$59,316,159

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%	251,873

NET ASSETS - 100.0%	$59,568,032

(a)	Non-income producing security.
(b)	Restricted and illiquid securities not registered under the Securities Act of 1933 are as follows:

	Acquisition	Current	Fair	% of Net
	Date	Cost	Value	Assets

Calvert Social Investment Foundation, Inc. 1.50%, 06/15/20	06/15/17	$175,000	$171,056	0.3%

Calvert Social Investment Foundation, Inc. 3.00%, 06/15/23	06/15/18	330,000	328,065	0.5%
		$505,000	$499,121	0.8%

plc - Public Liability Company
REIT - Real Estate Investment Trust

See accompanying notes to Schedules of Investments.

Schedule of Portfolio Investments

Praxis Genesis Conservative Portfolio

September 30, 2018 (Unaudited)

MUTUAL FUNDS - 100.0%	Shares	Value
DEBT FUND - 69.6%
Praxis Impact Bond Fund - Class I	1,643,797	$16,437,972

EQUITY FUND - 30.4%
Praxis Growth Index Fund - Class I	81,929	2,224,359
Praxis International Index Fund - Class I	192,586	2,185,845
Praxis Small Cap Index Fund - Class I	53,572	576,970
Praxis Value Index Fund - Class I	152,312	2,184,150
		7,171,324

TOTAL MUTUAL FUNDS (COST $21,340,769)		$23,609,296

TOTAL INVESTMENTS - (COST $21,340,769 ) - 100.0%		$23,609,296

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0% (a)		2,251

NET ASSETS - 100.0%		$23,611,547

(a)	Percentage rounds to less than 0.1%.

See accompanying notes to Schedules of Investments.

Schedule of Portfolio Investments

Praxis Genesis Balanced Portfolio

September 30, 2018 (Unaudited)

MUTUAL FUNDS - 100.0%	Shares	Value
DEBT FUND - 39.6%
Praxis Impact Bond Fund - Class I	3,000,944	$30,009,444

EQUITY FUND - 60.4%
Praxis Growth Index Fund - Class I	452,408	12,282,880
Praxis International Index Fund - Class I	1,233,379	13,998,857
Praxis Small Index Cap Fund - Class I	685,103	7,378,564
Praxis Value Index Fund - Class I	841,137	12,061,901
		45,722,202

TOTAL MUTUAL FUNDS (COST $60,298,203)		$75,731,646

TOTAL INVESTMENTS - (COST $60,298,203) - 100.0%		$75,731,646

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0%) (a)		(24,042)

NET ASSETS - 100.0%		$75,707,604

(a)	Percentage rounds to greater than (0.1%).

See accompanying notes to Schedules of Investments.

Schedule of Portfolio Investments

Praxis Genesis Growth Portfolio

September 30, 2018 (Unaudited)

MUTUAL FUNDS - 100.0%	Shares	Value
DEBT FUND - 19.8%
Praxis Impact Bond Fund - Class I	1,335,387	$13,353,873

EQUITY FUND - 80.2%
Praxis Growth Index Fund - Class I	516,140	14,013,210
Praxis International Index Fund - Class I	1,461,549	16,588,583
Praxis Small Index Cap Fund - Class I	914,555	9,849,754
Praxis Value Index Fund - Class I	959,596	13,760,601
		54,212,148

TOTAL MUTUAL FUNDS (COST $49,454,880)		$67,566,021

TOTAL INVESTMENTS - (COST $49,454,880) - 100.0%		$67,566,021

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0%) (a)		(15,610)

NET ASSETS - 100.0%		$67,550,411

(a)	Percentage rounds to less than 0.1%.

See accompanying notes to Schedules of Investments.

Praxis Mutual Funds

Notes to schedule of portfolio investments

September 30, 2018 (Unaudited)

1. Organization:

The Praxis Mutual Funds (the “Trust”) is an open-end management investment company established as a Delaware business trust under a Declaration of Trust dated September 27, 1993, as amended and restated December 1, 1993, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of September 30, 2018, the Trust consists of the Praxis Impact Bond Fund, the Praxis International Index Fund, the Praxis Value Index Fund, the Praxis Growth Index Fund, and the Praxis Small Cap Index Fund, (individually a “Fund,” collectively the “Funds”), the Praxis Genesis Conservative Portfolio, the Praxis Genesis Balanced Portfolio, and the Praxis Genesis Growth Portfolio, (individually a “Portfolio,” collectively the “Portfolios”). The Funds and Portfolios are also referred to individually as the Impact Bond Fund, the International Index Fund, the Value Index Fund, the Growth Index Fund, the Small Cap Fund, the Conservative Portfolio, the Balanced Portfolio, and the Growth Portfolio in the financial statements. Each Fund and Portfolio is a diversified series of the Trust.

As of September 30, 2018, the Funds offer Class A and Class I Shares and the Portfolios offer Class A Shares. Each class of shares in a Fund or Portfolio has identical rights and privileges except with respect to fees paid under the distribution and shareholder servicing agreements, certain other class specific expenses and income, voting rights on matters affecting a single class of shares and the exchange privileges of each class of shares. Class A Shares are subject to a maximum sales charge on purchases of 5.25 percent as a percentage of the original purchase price, except for the Impact Bond Fund which has a maximum sales charge of 3.75 percent.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the reporting period. Actual results could differ from those estimates.

Securities Valuation:

The Funds and Portfolios record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Securities generally are valued at market values determined on the basis of the latest available bid prices in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. Investments in investment companies are valued at their respective net asset values as reported by such companies. The differences between the cost and market values of investments are reflected as either unrealized appreciation or depreciation.

The Funds use various independent pricing services to value most of their investments. A pricing service would normally consider such factors as yield, risk, quality, maturity, type of issue, trading characteristics, special circumstances and other factors it deems relevant in determining valuations of normal institutional trading units of debt securities and would not rely exclusively on quoted prices. When valuing foreign securities held by the Funds, certain pricing services might use computerized pricing models to systematically calculate adjustments to foreign security closing prices based on the latest market movements. Such pricing models utilize market data that has been obtained between the local market close and the NYSE close to compute adjustments to foreign security close prices. The methods used by the pricing service and the valuations so established will be reviewed by the Pricing Committee of the Funds and Portfolios (“Pricing Committee”) under general supervision of the Board of Trustees (the “Board”). Securities for which market quotations are not readily available (e.g. an approved pricing service does not provide a price, certain stale prices or an event occurs that materially affects the furnished price) are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board. Short-term debt securities of sufficient credit quality maturing in less than 61 days may be at amortized cost, which approximates fair value. The Portfolios’ investments in the underlying Funds are valued at the Funds’ closing net asset value per share.

Praxis Mutual Funds

Notes to schedule of portfolio investments

In certain circumstances, the Praxis Mutual Funds Valuation Procedures (“Valuation Procedures”) contemplate the Board’s delegation of the implementation of the Valuation Procedures to the Pricing Committee. In valuing restricted securities under the Valuation Procedures, the Pricing Committee will consider (but is not limited to) certain specific and general factors enumerated in the Valuation Procedures. The Valuation Procedures require that the Pricing Committee report to the Board at each of its regular quarterly meetings regarding valuation of restricted securities and actions taken in connection with the Valuation Procedures.

The valuation techniques described maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ and Portfolios’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities of sufficient credit quality maturing in less than 61 days are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by input level, as of September 30, 2018, for each Fund’s and Portfolio’s investments are as follows:

Praxis Impact Bond Fund

Investments at Value	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$-	$10,612,500	$-	$10,612,500
Commercial Mortgage Backed Securities	-	2,966,178	-	2,966,178
Municipal Bonds	-	10,753,708	-	10,753,708
Corporate Bonds	-	197,810,946	-	197,810,946
Corporate Notes	-	5,355,070	-	5,355,070
Foreign Governments	-	51,749,808	-	51,749,808
U.S. Government Agencies	-	233,349,194	-	233,349,194
Investment Companies	3,504,493	-	-	3,504,493
Total Investments	$3,504,493	$512,597,404	$-	$516,101,897

Praxis International Index Fund

Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$277,550,953	$-	$-	$277,550,953
Preferred Stocks	676,050	-	-	676,050
Corporate Notes	-	2,448,227	-	2,448,227
Total Investments	$278,227,003	$2,448,227	$-	$280,675,230

Praxis Mutual Funds

Notes to schedule of portfolio investments

Praxis Value Index Fund

Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$195,613,369	$-	$-	$195,613,369
Corporate Notes	-	1,697,734	-	1,697,734
Total Investments	$195,613,369	$1,697,734	$-	$197,311,103

Praxis Growth Index Fund

Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$286,291,290	$-	$-	$286,291,290
Corporate Notes	-	2,327,496	-	2,327,496
Total Investments	$286,291,290	$2,327,496	$-	$288,618,786

Praxis Small Cap Index Fund

Investments at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$58,817,038	$-	$-	$58,817,038
Corporate Notes	-	499,121	-	499,121
Total Investments	$58,817,038	$499,121	$-	$59,316,159

Praxis Genesis Conservative Portfolio

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$23,609,296	$-	$-	$23,609,296
Total Investments	$23,609,296	$-	$-	$23,609,296

Praxis Genesis Balanced Portfolio

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$75,731,646	$-	$-	$75,731,646
Total Investments	$75,731,646	$-	$-	$75,731,646

Praxis Genesis Growth Portfolio

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$67,566,021	$-	$-	$67,566,021
Total Investments	$67,566,021	$-	$-	$67,566,021

Refer to each Fund’s Schedule of Portfolio Investments for a listing of common stocks, if applicable, by industry type. The Funds and Portfolios did not have any derivative instruments or assets and liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of September 30, 2018.

Securities Transactions and Related Income:

Changes in holdings of portfolio securities are reflected in the Funds’ and Portfolios’ valuation no later than on the first business day following trade date. For financial reporting purposes, security transactions are accounted for on the trade date on the last business day of the reporting period. Realized gains or losses on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Interest income is recognized on the accrual basis and includes, where applicable, the pro-rata amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date.

Praxis Mutual Funds

Notes to schedule of portfolio investments

Risks associated with Foreign Securities and Currencies:

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include adverse future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries.

Certain countries may also impose substantial restrictions on investments on their capital markets by foreign entities, including restriction on investment in issuers or industries deemed sensitive to the relevant nation’s interests. These factors may limit the investment opportunities available or result in lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

Foreign Currency Translation:

The market value of investment securities, other assets and liabilities of the International Index Fund denominated in foreign currencies are translated into U.S. dollars at the current exchange rate at the close of each business day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars based at the exchange rate on the date of the transaction.

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from the changes in the value of assets and liabilities including investments in securities during the reporting period, resulting from changes in the exchange rate.

3. Federal Income Tax Information:

The following information is computed on a tax basis for each item as of September 30, 2018:

	Praxis Impact Bond Fund	Praxis International Index Fund	Praxis Value Index Fund	Praxis Growth Index Fund	Praxis Small Cap Index Fund

Cost of portfolio investments	$525,413,290	$224,168,130	$151,602,651	$145,252,399	$49,802,524

Gross unrealized appreciation	$3,684,376	$69,903,483	$51,346,837	$145,355,543	$13,011,366
Gross unrealized depreciation	(12,995,769)	(13,396,383)	(5,638,385)	(1,989,156)	(3,497,731)
		-
Net unrealized appreciation (depreciation)	$(9,311,393)	$56,507,100	$45,708,452	$143,366,387	$9,513,635

	Praxis Genesis Consevative Portfolio	Praxis Genesis Balanced Portfolio	Praxis Genesis Growth Portfolio

Cost of portfolio investments	$21,583,016	$60,810,702	$50,078,459

Gross unrealized appreciation	$2,743,028	$16,199,377	$18,255,142
Gross unrealized depreciation	(716,748)	(1,278,433)	(767,580)

Net unrealized appreciation	$2,026,280	$14,920,944	$17,487,562

The difference between the federal income tax cost of portfolio investments and the Schedule of Portfolio Investments cost for each Fund is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These timing differences are temporary in nature and are due to the tax deferral of losses on wash sales.

Praxis Mutual Funds

Notes to schedule of portfolio investments

4. Subsequent Events

The Funds and Portfolios evaluated subsequent events from September 30, 2018 through the date these financial statements were issued. There were no significant events that would have a material impact on the Funds’ and Portfolios’ financial statements.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There have not been any changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Praxis Mutual Funds

By (Signature and Title)	/s/ Trent Statczar
Trent Statczar, Treasurer

Date:	November 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Trent Statczar
Trent Statczar, Treasurer

Date:	November 27, 2018

By (Signature and Title)	/s/ Chad Horning
Chad Horning, President

Date:	November 27, 2018